President's Message

December 15, 1995

Dear Shareholder,

I'm pleased to present the Semi-Annual Report for your Blanchard Global Growth Fund for the six-month period ended October 31, 1995.

This report provides you with complete financial information on your Fund, including a list of investments included in the portfolio and the financial statements.

To further update you, as of December 4, 1995, the year-to-date total return of your Blanchard Global Growth Fund was a solid 10.45%.* (Average annual returns through 9/30/95 for the 1-year, 3-year, 5-year and since inception [6/1/86] periods were respectively: 5.04%, 8.78%, 7.95%, and 8.10%.*)

Although past performance is not a guarantee of future performance, we're quite pleased with this year's results so far, as we hope you are.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

                                    Sincerely,


                                    Edward C. Gonzales
                                    President

*Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. Year-to-date total return assumes reinvestment of all distributions. Average annual return numbers are the total return annualized and compounded, and assume reinvestment of all distributions. Returns shown do not reflect an account opening fee which was charged at the Fund's inception, but is no longer charged.


BLANCHARD GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
U.S. EQUITY SECURITIES SECTOR--50.5%
--------------------------------------------------------------------------------------------------
                 AUTOMOTIVE & RELATED--2.5%
                 ---------------------------------------------------------------------------------
        20,000   Chrysler Corp.                                                                     $   1,032,500
                 ---------------------------------------------------------------------------------
        30,000   Harley Davidson, Inc.                                                                    802,500
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  1,835,000
                 ---------------------------------------------------------------------------------  -------------
                 BANKING--6.5%
                 ---------------------------------------------------------------------------------
        20,000   Citicorp                                                                               1,297,500
                 ---------------------------------------------------------------------------------
        20,000   Mellon Bank Corp.                                                                      1,002,500
                 ---------------------------------------------------------------------------------
        20,000   NationsBank Corp.                                                                      1,315,000
                 ---------------------------------------------------------------------------------
        15,000   Provident Bancorp, Inc.                                                                  633,750
                 ---------------------------------------------------------------------------------
        15,000   UJB Financial Corp.                                                                      478,125
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  4,726,875
                 ---------------------------------------------------------------------------------  -------------
                 BROADCAST, RADIO & TV--0.5%
                 ---------------------------------------------------------------------------------
        20,000   Comcast Corp., Class A                                                                   357,500
                 ---------------------------------------------------------------------------------  -------------
                 CHEMICALS & RELATED--4.5%
                 ---------------------------------------------------------------------------------
        17,000   Du Pont (E.I.) de Nemours & Co.                                                        1,060,375
                 ---------------------------------------------------------------------------------
        10,000   Monsanto Co.                                                                           1,047,500
                 ---------------------------------------------------------------------------------
        40,000   Morton International, Inc.                                                             1,220,000
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  3,327,875
                 ---------------------------------------------------------------------------------  -------------
                 CONSTRUCTION--0.3%
                 ---------------------------------------------------------------------------------
        10,000   Wabash National Corp.                                                                    253,750
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER & RELATED--6.1%
                 ---------------------------------------------------------------------------------
        10,000   Craftmade International, Inc.                                                             83,750
                 ---------------------------------------------------------------------------------
        25,000   Eastman Kodak Co.                                                                      1,565,625
                 ---------------------------------------------------------------------------------
        30,000   Home Depot, Inc.                                                                       1,117,500
                 ---------------------------------------------------------------------------------
        35,000   Mattel, Inc.                                                                           1,006,250
                 ---------------------------------------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
U.S. EQUITY SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 CONSUMER & RELATED--CONTINUED
                 ---------------------------------------------------------------------------------
        25,000   Sara Lee Corp.                                                                     $     734,375
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  4,507,500
                 ---------------------------------------------------------------------------------  -------------
                 ELECTRONICS & ELECTRICAL--5.4%
                 ---------------------------------------------------------------------------------
        20,000   Avnet, Inc.                                                                            1,007,500
                 ---------------------------------------------------------------------------------
        30,000   Baker Hughes, Inc.                                                                       588,750
                 ---------------------------------------------------------------------------------
        20,000   General Electric Co.                                                                   1,265,000
                 ---------------------------------------------------------------------------------
        15,000   Intel Corp.                                                                            1,048,125
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  3,909,375
                 ---------------------------------------------------------------------------------  -------------
                 ENERGY RELATED--3.3%
                 ---------------------------------------------------------------------------------
        20,000   Burlington Resources, Inc.                                                               720,000
                 ---------------------------------------------------------------------------------
        30,000   El Paso Natural Gas                                                                      810,000
                 ---------------------------------------------------------------------------------
        20,000   Tenneco, Inc.                                                                            877,500
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  2,407,500
                 ---------------------------------------------------------------------------------  -------------
                 ENTERTAINMENT & LEISURE--2.8%
                 ---------------------------------------------------------------------------------
        40,000   Carnival Corp., Class A                                                                  930,000
                 ---------------------------------------------------------------------------------
        30,000   Time Warner, Inc.                                                                      1,095,000
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  2,025,000
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--2.5%
                 ---------------------------------------------------------------------------------
        30,000   American Express Co.                                                                   1,218,750
                 ---------------------------------------------------------------------------------
        25,000   Capital One Financial Corp.                                                              612,500
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  1,831,250
                 ---------------------------------------------------------------------------------  -------------
                 FOOD, BEVERAGE & TOBACCO--2.3%
                 ---------------------------------------------------------------------------------
        20,000   Philip Morris Cos., Inc.                                                               1,690,000
                 ---------------------------------------------------------------------------------  -------------
                 INDUSTRIAL & RELATED--1.8%
                 ---------------------------------------------------------------------------------
        20,000   Motorola, Inc.                                                                         1,312,500
                 ---------------------------------------------------------------------------------  -------------
                 INSURANCE--0.9%
                 ---------------------------------------------------------------------------------
        30,100   Washington National Corp.                                                                684,775
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
U.S. EQUITY SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 METALS & MINING--0.4%
                 ---------------------------------------------------------------------------------
       136,000   Canyon Resources Corp.                                                             $     263,500
                 ---------------------------------------------------------------------------------  -------------
                 OIL & RELATED--0.8%
                 ---------------------------------------------------------------------------------
        50,000   (a)Reading & Bates Corp.                                                                 575,000
                 ---------------------------------------------------------------------------------  -------------
                 PHARMACEUTICALS--4.1%
                 ---------------------------------------------------------------------------------
        36,000   Pfizer, Inc.                                                                           2,065,500
                 ---------------------------------------------------------------------------------
        11,000   Warner-Lambert Co.                                                                       936,375
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  3,001,875
                 ---------------------------------------------------------------------------------  -------------
                 RESTAURANTS/FOOD SERVICE--0.3%
                 ---------------------------------------------------------------------------------
        14,000   Dave & Buster's, Inc.                                                                    210,000
                 ---------------------------------------------------------------------------------  -------------
                 RETAIL--1.2%
                 ---------------------------------------------------------------------------------
        20,000   Penney (J.C.) Co., Inc.                                                                  842,500
                 ---------------------------------------------------------------------------------  -------------
                 TELECOMMUNICATIONS--4.3%
                 ---------------------------------------------------------------------------------
        40,000   (a)Airtouch Communications, Inc.                                                       1,140,000
                 ---------------------------------------------------------------------------------
        25,000   SBC Communications, Inc.                                                               1,396,875
                 ---------------------------------------------------------------------------------
        25,000   (a)Tele-Communications, Inc., Class A                                                    425,000
                 ---------------------------------------------------------------------------------
         6,250   Tele-Communications, Inc., Series A(LBTYA)                                               153,906
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  3,115,781
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL U.S. EQUITY SECURITIES SECTOR (IDENTIFIED COST $31,291,271)                     36,877,556
                 ---------------------------------------------------------------------------------  -------------
FOREIGN SECURITIES SECTOR--17.7%
--------------------------------------------------------------------------------------------------
                 AUSTRALIA--0.8%
                 ---------------------------------------------------------------------------------
                 MACHINERY--0.2%
                 ---------------------------------------------------------------------------------
        10,702   Broken Hill Proprietary Co. Ltd.                                                         144,943
                 ---------------------------------------------------------------------------------  -------------
                 METALS & MINING--0.3%
                 ---------------------------------------------------------------------------------
        30,000   Western Mining Corporation Holdings Ltd.                                                 192,413
                 ---------------------------------------------------------------------------------  -------------
                 PUBLISHING/PRINTING--0.3%
                 ---------------------------------------------------------------------------------
        51,863   News Corp., Pfd.                                                                         237,034
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL AUSTRALIA                                                                          574,390
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
FOREIGN SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 CANADA--0.9%
                 ---------------------------------------------------------------------------------
                 METALS & MINING--0.9%
                 ---------------------------------------------------------------------------------
         5,000   (a)Cominco, Ltd.                                                                   $      97,029
                 ---------------------------------------------------------------------------------
        80,000   Eldorado Corp., Ltd.                                                                     217,943
                 ---------------------------------------------------------------------------------
       140,000   Greenstone Resources Ltd.                                                                341,250
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    656,222
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL CANADA                                                                             656,222
                 ---------------------------------------------------------------------------------  -------------
                 FRANCE--1.7%
                 ---------------------------------------------------------------------------------
                 CONSTRUCTION--0.2%
                 ---------------------------------------------------------------------------------
         1,545   Bouygues                                                                                 164,291
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER GOODS & RELATED--0.3%
                 ---------------------------------------------------------------------------------
         1,130   Groupe Danone                                                                            180,473
                 ---------------------------------------------------------------------------------  -------------
                 ELECTRONICS & ELECTRICAL--0.1%
                 ---------------------------------------------------------------------------------
           600   Legrand                                                                                  100,366
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.5%
                 ---------------------------------------------------------------------------------
         3,600   AXA                                                                                      199,947
                 ---------------------------------------------------------------------------------
         2,060   Credit Local de France                                                                   163,069
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    363,016
                 ---------------------------------------------------------------------------------  -------------
                 HOUSING & CONSTRUCTION--0.3%
                 ---------------------------------------------------------------------------------
         1,510   Compagnie de St. Gobain                                                                  180,023
                 ---------------------------------------------------------------------------------  -------------
                 MULTI-INDUSTRY--0.1%
                 ---------------------------------------------------------------------------------
         1,000   Primagaz Cie Gaz                                                                          77,667
                 ---------------------------------------------------------------------------------  -------------
                 TEXTILE & APPAREL--0.2%
                 ---------------------------------------------------------------------------------
         1,122   Castorama Dubois Investisse                                                              181,948
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL FRANCE                                                                           1,247,784
                 ---------------------------------------------------------------------------------  -------------
                 GERMANY--1.3%
                 ---------------------------------------------------------------------------------
                 CHEMICALS & RELATED--0.3%
                 ---------------------------------------------------------------------------------
           302   Linde AG                                                                                 185,585
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
FOREIGN SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 GERMANY--CONTINUED
                 ---------------------------------------------------------------------------------
                 MACHINERY--0.2%
                 ---------------------------------------------------------------------------------
           380   Mannesmann AG                                                                      $     125,074
                 ---------------------------------------------------------------------------------  -------------
                 MEDICAL PRODUCTS & RELATED--0.4%
                 ---------------------------------------------------------------------------------
           265   Fresenius                                                                                211,797
                 ---------------------------------------------------------------------------------
           225   Wella AG, Pfd.                                                                           123,242
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    335,039
                 ---------------------------------------------------------------------------------  -------------
                 PHARMACEUTICALS--0.2%
                 ---------------------------------------------------------------------------------
         2,900   Merck KGAA                                                                               121,142
                 ---------------------------------------------------------------------------------  -------------
                 UTILITIES & RELATED--0.2%
                 ---------------------------------------------------------------------------------
         4,650   Veba AG                                                                                  190,909
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL GERMANY                                                                            957,749
                 ---------------------------------------------------------------------------------  -------------
                 HONG KONG--1.5%
                 ---------------------------------------------------------------------------------
                 AIRLINES--0.1%
                 ---------------------------------------------------------------------------------
        14,000   Swire Pacific Ltd.                                                                       105,022
                 ---------------------------------------------------------------------------------  -------------
                 CONSTRUCTION--0.1%
                 ---------------------------------------------------------------------------------
        35,000   New World Infrastructure                                                                  61,565
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.7%
                 ---------------------------------------------------------------------------------
       175,932   First Pacific Co.                                                                        202,516
                 ---------------------------------------------------------------------------------
        17,976   HSBC Holdings                                                                            261,560
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    464,076
                 ---------------------------------------------------------------------------------  -------------
                 REAL ESTATE--0.5%
                 ---------------------------------------------------------------------------------
        30,000   Cheung Kong                                                                              169,174
                 ---------------------------------------------------------------------------------
        23,000   Sun Hung Kai Properties                                                                  183,692
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    352,866
                 ---------------------------------------------------------------------------------  -------------
                 RETAIL--0.1%
                 ---------------------------------------------------------------------------------
       115,000   Giordano International Ltd.                                                               95,193
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL HONG KONG                                                                        1,078,722
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
FOREIGN SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 IRELAND--0.1%
                 ---------------------------------------------------------------------------------
                 HOUSING & CONSTRUCTION--0.1%
                 ---------------------------------------------------------------------------------
        14,000   CRH PLC                                                                            $      92,472
                 ---------------------------------------------------------------------------------  -------------
                 ITALY--0.2%
                 ---------------------------------------------------------------------------------
                 TELECOMMUNICATIONS--0.2%
                 ---------------------------------------------------------------------------------
        91,000   Telecom Italia Mobile                                                                    152,713
                 ---------------------------------------------------------------------------------  -------------
                 JAPAN--3.7%
                 ---------------------------------------------------------------------------------
                 CHEMICALS & RELATED--0.4%
                 ---------------------------------------------------------------------------------
        12,000   Sekisui Chemical Co.                                                                     156,019
                 ---------------------------------------------------------------------------------
        20,000   Sumitomo Bakelite Co., Ltd.                                                              163,840
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    319,859
                 ---------------------------------------------------------------------------------  -------------
                 ELECTRONICS & ELECTRICAL EQUIPMENT--0.7%
                 ---------------------------------------------------------------------------------
         7,000   Canon, Inc.                                                                              119,752
                 ---------------------------------------------------------------------------------
         3,000   Canon Sales Co., Inc.                                                                     70,971
                 ---------------------------------------------------------------------------------
         1,000   Kyocera Corp.                                                                             81,920
                 ---------------------------------------------------------------------------------
        15,000   Minebea Co.                                                                              121,707
                 ---------------------------------------------------------------------------------
         7,000   NEC Corp.                                                                                 92,380
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    486,730
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--1.0%
                 ---------------------------------------------------------------------------------
         7,000   Nomura Securities Co., Ltd.                                                              127,963
                 ---------------------------------------------------------------------------------
       225,000   Nikkei 300 Stock Index Fund                                                              571,875
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    699,838
                 ---------------------------------------------------------------------------------  -------------
                 HOUSING & CONSTRUCTION--0.2%
                 ---------------------------------------------------------------------------------
        13,000   Taisei Corp.                                                                              77,648
                 ---------------------------------------------------------------------------------
         3,000   Tostem Corp.                                                                              92,087
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    169,735
                 ---------------------------------------------------------------------------------  -------------
                 INDUSTRIAL & RELATED--0.4%
                 ---------------------------------------------------------------------------------
        19,000   Mitsubishi Heavy Industries                                                              146,547
                 ---------------------------------------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
FOREIGN SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 JAPAN--CONTINUED
                 ---------------------------------------------------------------------------------
                 INDUSTRIAL & RELATED--CONTINUED
                 ---------------------------------------------------------------------------------
        50,000   NKK Corporation                                                                    $     120,729
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    267,276
                 ---------------------------------------------------------------------------------  -------------
                 MACHINERY--0.6%
                 ---------------------------------------------------------------------------------
         1,000   Autobacs Seven Co.                                                                        94,335
                 ---------------------------------------------------------------------------------
        16,000   Komatsu Ltd.                                                                             125,128
                 ---------------------------------------------------------------------------------
         6,000   Mori Seiki Co.                                                                           118,481
                 ---------------------------------------------------------------------------------
         9,000   Takuma Co., Ltd.                                                                         114,375
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    452,319
                 ---------------------------------------------------------------------------------  -------------
                 REAL ESTATE--0.2%
                 ---------------------------------------------------------------------------------
        14,000   Mitsubishi Estate                                                                        149,176
                 ---------------------------------------------------------------------------------  -------------
                 TRANSPORTATION--0.2%
                 ---------------------------------------------------------------------------------
        40,000   Kawasaki Kisen Kaisha Ltd.                                                               107,141
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL JAPAN                                                                            2,652,074
                 ---------------------------------------------------------------------------------  -------------
                 MEXICO--0.1%
                 ---------------------------------------------------------------------------------
                 CONSTRUCTION--0.1%
                 ---------------------------------------------------------------------------------
         8,000   Empresas ICA Sociedad Controladora S.A., ADR                                              77,000
                 ---------------------------------------------------------------------------------  -------------
                 NETHERLANDS--1.5%
                 ---------------------------------------------------------------------------------
                 CONSUMER & RELATED--0.3%
                 ---------------------------------------------------------------------------------
         1,300   Heineken NV                                                                              230,701
                 ---------------------------------------------------------------------------------  -------------
                 ELECTRONICS & ELECTRICAL--0.3%
                 ---------------------------------------------------------------------------------
         6,125   Philips Electronics N.V.                                                                 236,801
                 ---------------------------------------------------------------------------------  -------------
                 INSURANCE--0.3%
                 ---------------------------------------------------------------------------------
         5,500   Aegon N.V.                                                                               208,803
                 ---------------------------------------------------------------------------------  -------------
                 PUBLISHING/PRINTING--0.3%
                 ---------------------------------------------------------------------------------
         2,100   Wolters Kluwer                                                                           191,127
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
FOREIGN SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 NETHERLANDS--CONTINUED
                 ---------------------------------------------------------------------------------
                 RETAIL--0.3%
                 ---------------------------------------------------------------------------------
         5,450   Ahold NV                                                                           $     206,560
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL NETHERLANDS                                                                      1,073,992
                 ---------------------------------------------------------------------------------  -------------
                 SWEDEN--0.6%
                 ---------------------------------------------------------------------------------
                 CONSUMER RELATED--0.1%
                 ---------------------------------------------------------------------------------
         1,800   Autoliv AB                                                                               103,274
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.2%
                 ---------------------------------------------------------------------------------
         4,400   Kinnevik AB                                                                              121,917
                 ---------------------------------------------------------------------------------  -------------
                 INSURANCE--0.2%
                 ---------------------------------------------------------------------------------
         4,680   Skandia Forsakrings AB                                                                   118,751
                 ---------------------------------------------------------------------------------  -------------
                 RETAIL--0.1%
                 ---------------------------------------------------------------------------------
         1,400   Hennes & Mauritz AB, Class B                                                              91,498
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL SWEDEN                                                                             435,440
                 ---------------------------------------------------------------------------------  -------------
                 SWITZERLAND--1.3%
                 ---------------------------------------------------------------------------------
                 FINANCIAL SERVICES--0.1%
                 ---------------------------------------------------------------------------------
         1,405   Oerlikon Buhrle Ag                                                                       108,905
                 ---------------------------------------------------------------------------------  -------------
                 INSURANCE--0.3%
                 ---------------------------------------------------------------------------------
           340   Winterthur Schwizerische Versicherungs-Gesellschaft                                      223,712
                 ---------------------------------------------------------------------------------  -------------
                 MACHINERY--0.3%
                 ---------------------------------------------------------------------------------
           185   BBC Brown Boveri                                                                         214,608
                 ---------------------------------------------------------------------------------  -------------
                 MEDICAL PRODUCTS & RELATED--0.3%
                 ---------------------------------------------------------------------------------
            30   Roche Holding AG                                                                         218,004
                 ---------------------------------------------------------------------------------  -------------
                 METALS & MINING--0.3%
                 ---------------------------------------------------------------------------------
           290   Alusuisse Lonza Holding AG                                                               221,721
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL SWITZERLAND                                                                        986,950
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
FOREIGN SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 UNITED KINGDOM--4.0%
                 ---------------------------------------------------------------------------------
                 AEROSPACE--0.3%
                 ---------------------------------------------------------------------------------
        19,000   British Aerospace                                                                  $     212,980
                 ---------------------------------------------------------------------------------  -------------
                 BANKING--0.4%
                 ---------------------------------------------------------------------------------
        15,744   Bank of Ireland                                                                          105,043
                 ---------------------------------------------------------------------------------
        23,328   National Westminster Bank PLC                                                            232,911
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    337,954
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER RELATED--1.0%
                 ---------------------------------------------------------------------------------
        24,000   Cadbury Schweppes                                                                        198,261
                 ---------------------------------------------------------------------------------
        40,000   Compass Group                                                                            271,937
                 ---------------------------------------------------------------------------------
        14,000   Greencore Group PLC                                                                      112,775
                 ---------------------------------------------------------------------------------
        61,000   William Morrison Supermarkets                                                            143,700
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    726,673
                 ---------------------------------------------------------------------------------  -------------
                 ENTERTAINMENT & LEISURE--0.3%
                 ---------------------------------------------------------------------------------
        17,104   Granada Group PLC                                                                        183,074
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.1%
                 ---------------------------------------------------------------------------------
        12,000   David S. Smith (Holdings)                                                                109,281
                 ---------------------------------------------------------------------------------  -------------
                 HEALTH CARE--0.5%
                 ---------------------------------------------------------------------------------
        21,000   Smithkline Beecham Corp., Class A                                                        219,296
                 ---------------------------------------------------------------------------------
        45,000   Takare PLC                                                                               145,850
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    365,146
                 ---------------------------------------------------------------------------------  -------------
                 INSURANCE--0.2%
                 ---------------------------------------------------------------------------------
        13,000   Legal & General Group PLC                                                                140,482
                 ---------------------------------------------------------------------------------  -------------
                 MACHINERY--0.2%
                 ---------------------------------------------------------------------------------
        29,000   Chubb Security                                                                           152,451
                 ---------------------------------------------------------------------------------  -------------
                 OIL RELATED--0.3%
                 ---------------------------------------------------------------------------------
        25,763   British Petroleum, Ltd.                                                                  189,404
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
FOREIGN SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 UNITED KINGDOM--CONTINUED
                 ---------------------------------------------------------------------------------
                 RETAIL--0.3%
                 ---------------------------------------------------------------------------------
         8,538   Thorn EMI                                                                          $     198,838
                 ---------------------------------------------------------------------------------  -------------
                 TELECOMMUNICATIONS--0.2%
                 ---------------------------------------------------------------------------------
        11,000   Carlton Communications PLC                                                               167,565
                 ---------------------------------------------------------------------------------  -------------
                 TRANSPORTATION--0.2%
                 ---------------------------------------------------------------------------------
        51,000   British Airways Capital, Conv. Bond, 9.75%, 6/15/2005                                    161,668
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL UNITED KINGDOM                                                                   2,945,516
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL FOREIGN SECURITIES SECTOR (IDENTIFIED COST $11,632,764)                         12,931,024
                 ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--10.5%
--------------------------------------------------------------------------------------------------
                 ARGENTINA--0.3%
                 ---------------------------------------------------------------------------------
                 CONSUMER GOODS & RELATED--0.1%
                 ---------------------------------------------------------------------------------
         3,500   Quilmes Industrial SA                                                                     61,600
                 ---------------------------------------------------------------------------------  -------------
                 TELECOMMUNICATIONS--0.1%
                 ---------------------------------------------------------------------------------
         1,400   Telecom Argentina S.A., ADR                                                               53,725
                 ---------------------------------------------------------------------------------  -------------
                 UTILITIES & RELATED--0.1%
                 ---------------------------------------------------------------------------------
        16,970   Compania Naviera Perez Companc SA, Class B                                                74,830
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL ARGENTINA                                                                          190,155
                 ---------------------------------------------------------------------------------  -------------
                 BRAZIL--1.3%
                 ---------------------------------------------------------------------------------
                 BASIC INDUSTRIES--0.6%
                 ---------------------------------------------------------------------------------
         7,464   Cia Acos Especiais Itabira-Acesita., ADR                                                 108,958
                 ---------------------------------------------------------------------------------
     1,154,088   Cia Acos Especiais Itabira-Acesita., Pfd.                                                  9,600
                 ---------------------------------------------------------------------------------
     2,308,176   Cia Acos Especiais Itabira-Acesita., Pfd.                                                 19,198
                 ---------------------------------------------------------------------------------
         4,007   Companhia Energetica de Minas Gerais, ADR                                                 86,657
                 ---------------------------------------------------------------------------------
         3,500   Companhia Vale Do Rio Doce, ADR                                                          141,013
                 ---------------------------------------------------------------------------------
         6,600   Usinas Uni Sd Mg, ADR                                                                     62,446
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    427,872
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 BRAZIL--CONTINUED
                 ---------------------------------------------------------------------------------
                 CAPITAL GOODS--0.1%
                 ---------------------------------------------------------------------------------
         7,481   (a)Rhodia-Ster S.A., GDR                                                           $      98,009
                 ---------------------------------------------------------------------------------  -------------
                 ENERGY RELATED--0.2%
                 ---------------------------------------------------------------------------------
       500,500   Centrais Eletricas Brasileiras                                                           142,063
                 ---------------------------------------------------------------------------------  -------------
                 RETAIL--0.1%
                 ---------------------------------------------------------------------------------
     8,000,000   Lojas Americanas S.A., Preference                                                         80,680
                 ---------------------------------------------------------------------------------  -------------
                 TELECOMMUNICATIONS--0.3%
                 ---------------------------------------------------------------------------------
         5,450   Telecomunicacoes Brasileras, ADR                                                         219,578
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL BRAZIL                                                                             968,202
                 ---------------------------------------------------------------------------------  -------------
                 CHILE--0.3%
                 ---------------------------------------------------------------------------------
                 BASIC INDUSTRIES--0.1%
                 ---------------------------------------------------------------------------------
        17,000   Antofagasta Holdings PLC                                                                  81,976
                 ---------------------------------------------------------------------------------  -------------
                 CAPITAL GOODS--0.1%
                 ---------------------------------------------------------------------------------
         3,200   Madeco SA, ADR                                                                            79,600
                 ---------------------------------------------------------------------------------  -------------
                 RETAIL & RELATED--0.1%
                 ---------------------------------------------------------------------------------
         3,200   Santa Isabel S.A., ADR                                                                    72,400
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL CHILE                                                                              233,976
                 ---------------------------------------------------------------------------------  -------------
                 CHINA--0.2%
                 ---------------------------------------------------------------------------------
                 AUTOMOTIVE & RELATED--0.1%
                 ---------------------------------------------------------------------------------
       190,000   Qingling Motors Co., Class H                                                              41,530
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.1%
                 ---------------------------------------------------------------------------------
       135,000   (a)China North Industries Investment Ltd.                                                101,250
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL CHINA                                                                              142,780
                 ---------------------------------------------------------------------------------  -------------
                 COLUMBIA--0.2%
                 ---------------------------------------------------------------------------------
                 BANKING--0.1%
                 ---------------------------------------------------------------------------------
         3,600   Banco Industrial Colombiano, ADR                                                          49,050
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 COLUMBIA--CONTINUED
                 ---------------------------------------------------------------------------------
                 BASIC INDUSTRIES--0.1%
                 ---------------------------------------------------------------------------------
         6,000   Cementos Diamante S.A., GDR                                                        $     105,000
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL COLOMBIA                                                                           154,050
                 ---------------------------------------------------------------------------------  -------------
                 ECUADOR--0.1%
                 ---------------------------------------------------------------------------------
                 CONSTRUCTION--0.1%
                 ---------------------------------------------------------------------------------
           514   LA Cemento Nacional C.A., GDR                                                            107,940
                 ---------------------------------------------------------------------------------  -------------
                 HONG KONG--0.0%
                 ---------------------------------------------------------------------------------
                 MULTI INDUSTRY--0.0%
                 ---------------------------------------------------------------------------------
        60,000   (a)Star Paging International Holding, Ltd., Warrants                                         792
                 ---------------------------------------------------------------------------------  -------------
                 HUNGARY--0.2%
                 ---------------------------------------------------------------------------------
                 BANKING--0.1%
                 ---------------------------------------------------------------------------------
         7,500   OTP Bank, GDR                                                                             64,688
                 ---------------------------------------------------------------------------------  -------------
                 CAPITAL GOODS--0.1%
                 ---------------------------------------------------------------------------------
           450   (a)Matav Rt.                                                                              64,225
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER GOODS & RELATED--0.0%
                 ---------------------------------------------------------------------------------
         2,100   (a)Kekut Asvanyiz, GDR                                                                    17,862
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL HUNGARY                                                                            146,775
                 ---------------------------------------------------------------------------------  -------------
                 INDIA--0.7%
                 ---------------------------------------------------------------------------------
                 BASIC INDUSTRIES--0.2%
                 ---------------------------------------------------------------------------------
        30,000   Gujarat Ambuja, Conv. Bond, 3.50%, 6/30/1999                                              41,738
                 ---------------------------------------------------------------------------------
         1,300   (a)Hindalco Industries Ltd., GDR                                                          40,820
                 ---------------------------------------------------------------------------------
         1,100   United Phosphorous Ltd., GDR                                                              25,300
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    107,858
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER GOODS & RELATED--0.1%
                 ---------------------------------------------------------------------------------
         3,500   (a)DCW, Ltd., GDR                                                                         21,000
                 ---------------------------------------------------------------------------------
         7,700   (a)Dr. Reddy's Laboratories, GDR                                                          73,150
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                     94,150
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 INDIA--CONTINUED
                 ---------------------------------------------------------------------------------
                 INVESTMENT COMPANIES--0.4%
                 ---------------------------------------------------------------------------------
         5,149   (a)IS Himalayan Fund N.V.                                                          $      66,422
                 ---------------------------------------------------------------------------------
         1,130   (a)IS Himalayan Fund N.V., Warrants                                                          565
                 ---------------------------------------------------------------------------------
        22,782   (a)Indian Opportunities Fund Ltd.                                                        240,354
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    307,341
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL INDIA                                                                              509,349
                 ---------------------------------------------------------------------------------  -------------
                 INDONESIA--0.6%
                 ---------------------------------------------------------------------------------
                 BANKING--0.1%
                 ---------------------------------------------------------------------------------
        78,750   PT Bank Dagang Nasional                                                                   70,220
                 ---------------------------------------------------------------------------------  -------------
                 BASIC INDUSTRIES--0.1%
                 ---------------------------------------------------------------------------------
        62,000   PT Gadjah Tunggal                                                                         39,586
                 ---------------------------------------------------------------------------------  -------------
                 CAPITAL GOODS--0.2%
                 ---------------------------------------------------------------------------------
         3,100   (a)PT Indosat, ADR                                                                       102,688
                 ---------------------------------------------------------------------------------  -------------
                 CHEMICALS--0.0%
                 ---------------------------------------------------------------------------------
        34,000   Keramika Indonesia Associates                                                             28,071
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER GOODS & RELATED--0.0%
                 ---------------------------------------------------------------------------------
        35,000   PT Concord Benefit Textile                                                                10,018
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.2%
                 ---------------------------------------------------------------------------------
        60,000   (a)PT Andayani Megah                                                                      51,519
                 ---------------------------------------------------------------------------------
        35,400   PT Bank International Indonesia                                                          123,923
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    175,442
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL INDONESIA                                                                          426,025
                 ---------------------------------------------------------------------------------  -------------
                 ISRAEL--0.2%
                 ---------------------------------------------------------------------------------
                 FINANCIAL SERVICES--0.1%
                 ---------------------------------------------------------------------------------
         6,400   (a)Ampal-American Israel Corp., Class A                                                   36,000
                 ---------------------------------------------------------------------------------
         8,600   (a)Ampal-American Israel Corp., Warrants                                                   3,225
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                     39,225
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 ISRAEL--CONTINUED
                 ---------------------------------------------------------------------------------
                 INVESTMENT COMPANIES--0.1%
                 ---------------------------------------------------------------------------------
         6,700   First Israel Fund, Inc.                                                            $      73,700
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL ISRAEL                                                                             112,925
                 ---------------------------------------------------------------------------------  -------------
                 KOREA--0.9%
                 ---------------------------------------------------------------------------------
                 CAPITAL GOODS--0.3%
                 ---------------------------------------------------------------------------------
         6,180   (a)Anam Industrial Co., Ltd.                                                             171,229
                 ---------------------------------------------------------------------------------
         6,000   (a)Daewoo Heavy Industries, Pfd.                                                          54,578
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    225,807
                 ---------------------------------------------------------------------------------  -------------
                 CONSTRUCTION & HOUSING--0.1%
                 ---------------------------------------------------------------------------------
         9,000   (a)Kumho Construction & Engineering Co., Pfd.                                             72,927
                 ---------------------------------------------------------------------------------  -------------
                 ELECTRONICS & ELECTRICAL--0.0%
                 ---------------------------------------------------------------------------------
            14   (a)Samsung Electronics Co.                                                                 1,652
                 ---------------------------------------------------------------------------------  -------------
                 INDUSTRIAL & RELATED--0.1%
                 ---------------------------------------------------------------------------------
         2,066   Hyundai Motor Service Co., Pfd.                                                           61,563
                 ---------------------------------------------------------------------------------  -------------
                 TRANSPORTATION--0.1%
                 ---------------------------------------------------------------------------------
         2,283   (a)Dong Bang Forwarding Co.                                                               67,134
                 ---------------------------------------------------------------------------------  -------------
                 UTILITIES & RELATED--0.3%
                 ---------------------------------------------------------------------------------
         3,200   (a)Korea Electric Power Corp.                                                            131,739
                 ---------------------------------------------------------------------------------
         2,239   (a)Yukong Ltd.                                                                            84,275
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    216,014
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL KOREA                                                                              645,097
                 ---------------------------------------------------------------------------------  -------------
                 LUXEMBOURG--0.2%
                 ---------------------------------------------------------------------------------
                 INDUSTRIAL & RELATED--0.2%
                 ---------------------------------------------------------------------------------
       120,000   Siam Sindhorn, Conv. Bond, Series WW, 2.00%, 7/31/2000                                   113,100
                 ---------------------------------------------------------------------------------  -------------
                 MALAYSIA--1.3%
                 ---------------------------------------------------------------------------------
                 BASIC INDUSTRIES--0.3%
                 ---------------------------------------------------------------------------------
        19,000   United Engineers Ltd.                                                                    118,142
                 ---------------------------------------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 MALAYSIA--CONTINUED
                 ---------------------------------------------------------------------------------
                 BASIC INDUSTRIES--CONTINUED
                 ---------------------------------------------------------------------------------
        21,000   YTL Corp., Bhd                                                                     $     114,050
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    232,192
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER GOODS & RELATED--0.1%
                 ---------------------------------------------------------------------------------
        10,000   Edaran Otomobil Nasional                                                                  78,709
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.6%
                 ---------------------------------------------------------------------------------
        24,000   Commerce Asset Holdings Bhd                                                              119,008
                 ---------------------------------------------------------------------------------
        47,000   Renong Berhad                                                                             71,767
                 ---------------------------------------------------------------------------------
        57,000   Technology Resources Industries Bhd                                                      144,687
                 ---------------------------------------------------------------------------------
        20,000   Westmont Berhad                                                                           69,264
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    404,726
                 ---------------------------------------------------------------------------------  -------------
                 INDUSTRIAL & RELATED--0.1%
                 ---------------------------------------------------------------------------------
        51,400   Aokam Perdana BHD                                                                         86,172
                 ---------------------------------------------------------------------------------  -------------
                 RETAIL--0.2%
                 ---------------------------------------------------------------------------------
       105,000   LARUT Consolidated Berhad                                                                134,711
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL MALAYSIA                                                                           936,510
                 ---------------------------------------------------------------------------------  -------------
                 MEXICO--0.7%
                 ---------------------------------------------------------------------------------
                 BASIC INDUSTRIES--0.0%
                 ---------------------------------------------------------------------------------
        35,200   (a)Cemex SA, Warrants                                                                        246
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER GOODS & RELATED--0.0%
                 ---------------------------------------------------------------------------------
        83,000   (a)Cifra SA de CV, Warrants                                                                2,117
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.4%
                 ---------------------------------------------------------------------------------
         5,300   (a)Ceteco Holdings NV, ADR                                                               172,738
                 ---------------------------------------------------------------------------------
         7,900   (a)Grupo Carso SA de CV, ADR                                                              83,424
                 ---------------------------------------------------------------------------------
        16,200   (a)Grupo Carso SA de CV, Warrants                                                          1,134
                 ---------------------------------------------------------------------------------
         9,800   Grupo Industrial Durango SA de CV, ADR                                                    78,400
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    335,696
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 MEXICO--CONTINUED
                 ---------------------------------------------------------------------------------
                 INDUSTRIAL & RELATED--0.3%
                 ---------------------------------------------------------------------------------
        21,500   Apasco SA de CV                                                                    $      78,757
                 ---------------------------------------------------------------------------------
        24,000   Corporacion Industrial Sanluis, S.A. de C.V.                                             112,842
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    191,599
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL MEXICO                                                                             529,658
                 ---------------------------------------------------------------------------------  -------------
                 PERU--0.3%
                 ---------------------------------------------------------------------------------
                 CAPITAL GOODS--0.1%
                 ---------------------------------------------------------------------------------
         4,096   Cementos Lima S.A.                                                                        60,790
                 ---------------------------------------------------------------------------------  -------------
                 REAL ESTATE--0.1%
                 ---------------------------------------------------------------------------------
       260,000   (a)Peru Real Estate S.A.                                                                 135,200
                 ---------------------------------------------------------------------------------  -------------
                 TELECOMMUNICATIONS--0.1%
                 ---------------------------------------------------------------------------------
        41,275   CPT Telefonica Del Peru, Class B                                                          73,705
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL PERU                                                                               269,695
                 ---------------------------------------------------------------------------------  -------------
                 PHILIPPINES--0.1%
                 ---------------------------------------------------------------------------------
                 FINANCIAL SERVICES--0.1%
                 ---------------------------------------------------------------------------------
       244,375   (a)Filinvest Land, Inc.                                                                   65,768
                 ---------------------------------------------------------------------------------  -------------
                 POLAND--0.5%
                 ---------------------------------------------------------------------------------
                 BANKING--0.2%
                 ---------------------------------------------------------------------------------
         5,310   Bank Rozwoju Eksportu S.A.                                                                82,691
                 ---------------------------------------------------------------------------------
           730   Bank Slaski S.A.                                                                          39,580
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    122,271
                 ---------------------------------------------------------------------------------  -------------
                 BASIC INDUSTRIES--0.0%
                 ---------------------------------------------------------------------------------
        12,824   (a)Mostostal Export                                                                       30,060
                 ---------------------------------------------------------------------------------  -------------
                 CAPITAL GOODS--0.1%
                 ---------------------------------------------------------------------------------
         3,000   (a)Debica S.A.                                                                            41,459
                 ---------------------------------------------------------------------------------
         8,000   (a)Polifarb-Cieszyn SA                                                                    29,515
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                     70,974
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 POLAND--CONTINUED
                 ---------------------------------------------------------------------------------
                 CONSUMER GOODS & RELATED--0.1%
                 ---------------------------------------------------------------------------------
           785   Zyweic Powowarskiew PLZ                                                            $      62,403
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.1%
                 ---------------------------------------------------------------------------------
        12,000   Elektrim Towarzystwo Handlowe S.A.                                                        40,114
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL POLAND                                                                             325,822
                 ---------------------------------------------------------------------------------  -------------
                 RUSSIA--0.1%
                 ---------------------------------------------------------------------------------
                 TELECOMMUNICATIONS--0.1%
                 ---------------------------------------------------------------------------------
        10,060   (a)Petersburg Long Distance, Inc.                                                         62,875
                 ---------------------------------------------------------------------------------  -------------
                 SLOVENIA--0.1%
                 ---------------------------------------------------------------------------------
                 BANKING--0.1%
                 ---------------------------------------------------------------------------------
           200   (a)Slovenia Kredit Bank                                                                   60,584
                 ---------------------------------------------------------------------------------  -------------
                 SOUTH AFRICA--0.8%
                 ---------------------------------------------------------------------------------
                 BASIC INDUSTRIES--0.1%
                 ---------------------------------------------------------------------------------
         9,000   Sasol Ltd.                                                                                77,729
                 ---------------------------------------------------------------------------------  -------------
                 CHEMICALS & RELATED--0.0%
                 ---------------------------------------------------------------------------------
         1,350   Polfin Ltd.                                                                                2,906
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER GOODS & RELATED--0.2%
                 ---------------------------------------------------------------------------------
        15,214   (a)JD Group, Ltd.                                                                         75,083
                 ---------------------------------------------------------------------------------
         2,400   South African Breweries, Ltd.                                                             78,798
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    153,881
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.3%
                 ---------------------------------------------------------------------------------
         6,500   Barlow Limited                                                                            83,761
                 ---------------------------------------------------------------------------------
         4,500   Free State Consolidated Gold Mines Ltd.                                                   41,949
                 ---------------------------------------------------------------------------------
         4,500   Imperial Holdings Ltd.                                                                    48,735
                 ---------------------------------------------------------------------------------
         6,000   Malbak Limited                                                                            39,893
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    214,338
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 SOUTH AFRICA--CONTINUED
                 ---------------------------------------------------------------------------------
                 INDUSTRIAL & RELATED--0.1%
                 ---------------------------------------------------------------------------------
           900   Anglo American Industrial Corp., Ltd.                                              $      45,403
                 ---------------------------------------------------------------------------------  -------------
                 PHARMACEUTICALS--0.0%
                 ---------------------------------------------------------------------------------
         3,900   South African Druggists Ltd.                                                              32,346
                 ---------------------------------------------------------------------------------  -------------
                 RETAIL--0.1%
                 ---------------------------------------------------------------------------------
        28,000   Metro Cash and Carry Ltd.                                                                 99,800
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL SOUTH AFRICA                                                                       626,403
                 ---------------------------------------------------------------------------------  -------------
                 SRI LANKA--0.1%
                 ---------------------------------------------------------------------------------
                 FINANCIAL SERVICES--0.1%
                 ---------------------------------------------------------------------------------
         6,800   (a)Sri Lanka Growth Fund                                                                  35,700
                 ---------------------------------------------------------------------------------
         1,360   (a)Sri Lanka Growth Fund, Warrants                                                         1,020
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                     36,720
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL SRI LANKA                                                                           36,720
                 ---------------------------------------------------------------------------------  -------------
                 TAIWAN--0.4%
                 ---------------------------------------------------------------------------------
                 BASIC INDUSTRIES--0.0%
                 ---------------------------------------------------------------------------------
         1,904   (a)Tuntex Distinct Corp., GDR                                                             10,710
                 ---------------------------------------------------------------------------------  -------------
                 INVESTMENT COMPANIES--0.4%
                 ---------------------------------------------------------------------------------
        37,500   (a)Taiwan Opportunities Fund Ltd.                                                        297,750
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL TAIWAN                                                                             308,460
                 ---------------------------------------------------------------------------------  -------------
                 THAILAND--0.6%
                 ---------------------------------------------------------------------------------
                 CONSUMER GOODS & RELATED--0.1%
                 ---------------------------------------------------------------------------------
        19,000   (a)Hana Microelectronics Co., Ltd.                                                        73,992
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL SERVICES--0.2%
                 ---------------------------------------------------------------------------------
        40,000   MDX Co., Ltd.--Foreign                                                                    72,720
                 ---------------------------------------------------------------------------------
        16,000   Siam City Credit Finance & Securities Co., Ltd.                                           68,667
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    141,387
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
    SHARES                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
EMERGING MARKETS SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 THAILAND--CONTINUED
                 ---------------------------------------------------------------------------------
                 TRANSPORTATION--0.2%
                 ---------------------------------------------------------------------------------
        20,000   Precious Shipping, Ltd.                                                            $     120,008
                 ---------------------------------------------------------------------------------  -------------
                 UNASSIGNED--0.1%
                 ---------------------------------------------------------------------------------
        16,000   TPI Polene Co., Ltd.                                                                     108,087
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL THAILAND                                                                           443,474
                 ---------------------------------------------------------------------------------  -------------
                 TURKEY--0.2%
                 ---------------------------------------------------------------------------------
                 BASIC GOODS--0.1%
                 ---------------------------------------------------------------------------------
       701,000   Eregli Demir Ve Celik Fabrikalari T.A.S.                                                  83,314
                 ---------------------------------------------------------------------------------  -------------
                 CONSUMER GOODS & RELATED--0.1%
                 ---------------------------------------------------------------------------------
           171   Koc Yatirim Ve Sanayi Mamulleri Pazarlama S.A.                                                48
                 ---------------------------------------------------------------------------------
        83,000   Migros Turk                                                                               95,412
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                     95,460
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL TURKEY                                                                             178,774
                 ---------------------------------------------------------------------------------  -------------
                 URUGUAY--0.1%
                 ---------------------------------------------------------------------------------
                 FINANCIAL SERVICES--0.1%
                 ---------------------------------------------------------------------------------
         4,200   (a)Banco Comerical S.A., GDR                                                              71,400
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL EMERGING MARKETS SECTOR (IDENTIFIED COST $9,287,126)                             7,667,309
                 ---------------------------------------------------------------------------------  -------------
 PRECIOUS METALS SECTOR/METAL MINING SECURITIES--0.9%
--------------------------------------------------------------------------------------------------
                 CANADA--0.5%
                 ---------------------------------------------------------------------------------
       100,000   (a)Dayton Mining Corp.                                                                   347,067
                 ---------------------------------------------------------------------------------  -------------
                 UNITED STATES--0.4%
                 ---------------------------------------------------------------------------------
        18,000   Ashanti Goldfields Co., GDR                                                              294,750
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL PRECIOUS METALS SECTOR/METAL MINING SECURITIES
                 (IDENTIFIED COST $723,290)                                                               641,817
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
   PRINCIPAL                                                                                           IN U.S.
    AMOUNT                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
U.S. FIXED INCOME SECURITIES SECTOR--11.2%
--------------------------------------------------------------------------------------------------
                 FINANCIAL SERVICES--1.1%
                 ---------------------------------------------------------------------------------
 $     290,000   Chase Manhattan Grantor Trust, Series 1995-A, Class A, 6.00%,
                 9/17/2001                                                                          $     290,583
                 ---------------------------------------------------------------------------------
       140,000   Chemical Master Credit Card Trust 1, Class A, 6.23%, 6/15/2003                           140,880
                 ---------------------------------------------------------------------------------
       170,000   Nationsbank Credit Card Master Trust 1995-1, Class A, 6.45%,
                 4/15/2003                                                                                172,664
                 ---------------------------------------------------------------------------------
       190,000   Nissan Auto Receivables Grantor Trust, Series 1995-A, Class A, 6.10%, 8/15/2001          190,408
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    794,535
                 ---------------------------------------------------------------------------------  -------------
                 GOVERNMENT/AGENCY--9.9%
                 ---------------------------------------------------------------------------------
       330,000   (c)Federal Home Loan Mortgage Corp., Pool TBA, 7.00%, 11/1/2009                          332,681
                 ---------------------------------------------------------------------------------
       500,234   Government National Mortgage Association, Pool 352309, 6.50%,
                 3/15/2024                                                                                487,228
                 ---------------------------------------------------------------------------------
     1,113,778   Government National Mortgage Association, Pool 386475, 6.50%,
                 5/15/2024                                                                              1,084,819
                 ---------------------------------------------------------------------------------
       402,728   Government National Mortgage Association, Pool 780141, 10.00%,
                 12/15/2020                                                                               441,385
                 ---------------------------------------------------------------------------------
       100,000   United States Treasury Bond, 10.375%, 11/15/2012                                         134,344
                 ---------------------------------------------------------------------------------
       320,000   United States Treasury Bond, 10.75%, 5/15/2003                                           411,600
                 ---------------------------------------------------------------------------------
       160,000   United States Treasury Bond, 7.125%, 2/15/2023                                           174,450
                 ---------------------------------------------------------------------------------
       550,000   United States Treasury Bond, 7.50%, 11/15/2024                                           629,577
                 ---------------------------------------------------------------------------------
       300,000   United States Treasury Bond, 8.75%, 8/15/2020                                            385,313
                 ---------------------------------------------------------------------------------
       500,000   United States Treasury Note, 5.625%, 6/30/1997                                           500,313
                 ---------------------------------------------------------------------------------
       500,000   United States Treasury Note, 6.125%, 5/15/1998                                           505,313
                 ---------------------------------------------------------------------------------
       750,000   United States Treasury Note, 6.125%, 7/31/1996                                           753,046
                 ---------------------------------------------------------------------------------
       430,000   United States Treasury Note, 6.25%, 5/31/2000                                            437,390
                 ---------------------------------------------------------------------------------
       525,000   United States Treasury Note, 7.125%, 9/30/1999                                           549,609
                 ---------------------------------------------------------------------------------
       380,000   United States Treasury Note, 7.875%, 8/15/2001                                           417,406
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  7,244,474
                 ---------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT OR
    FOREIGN                                                                                             VALUE
   CURRENCY                                                                                            IN U.S.
  PAR AMOUNT                                                                                           DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
U.S. FIXED INCOME SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 RETAIL--0.2%
                 ---------------------------------------------------------------------------------
 $     120,000   Dayton Hudson CC Master Trust 1995-1 , Class A, 6.10%, 2/25/2002                   $     120,609
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL U.S. FIXED INCOME SECURITIES SECTOR (IDENTIFIED COST $7,919,591)                 8,159,618
                 ---------------------------------------------------------------------------------  -------------
FOREIGN FIXED INCOME SECURITIES SECTOR--8.8%
--------------------------------------------------------------------------------------------------
                 AUSTRIA--0.2%
                 ---------------------------------------------------------------------------------
     1,090,000   Republic of Austria, Bond, 7.00%, 2/14/2000                                              114,983
                 ---------------------------------------------------------------------------------  -------------
                 CANADA--0.8%
                 ---------------------------------------------------------------------------------
       810,000   Canada Govt. of, Deb., 6.50%, 6/1/2004                                                   566,177
                 ---------------------------------------------------------------------------------  -------------
                 DENMARK--0.7%
                 ---------------------------------------------------------------------------------
     3,000,000   Denmark, Foreign Gov't. Guarantee, 7.00%, 12/15/2004                                     521,266
                 ---------------------------------------------------------------------------------  -------------
                 FRANCE--2.1%
                 ---------------------------------------------------------------------------------
     1,000,000   France O.A.T., 10/25/2019                                                                 29,488
                 ---------------------------------------------------------------------------------
     7,190,000   French Treasury Bill, 7.00%, 11/12/1999                                                1,498,695
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  1,528,183
                 ---------------------------------------------------------------------------------  -------------
                 GERMANY--3.1%
                 ---------------------------------------------------------------------------------
       760,000   Deutschland Republic, Deb., 6.25%, 1/4/2024                                              476,215
                 ---------------------------------------------------------------------------------
     2,290,000   Deutschland Republic, Deb., 7.125%, 12/20/2002                                         1,711,481
                 ---------------------------------------------------------------------------------
       130,000   Germany Unity Fund, Bond, 8.00%, 1/21/2002                                               101,536
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  2,289,232
                 ---------------------------------------------------------------------------------  -------------
                 UNITED KINGDOM--1.9%
                 ---------------------------------------------------------------------------------
        60,000   UK Treasury, 7.00%, 11/6/2001                                                             92,105
                 ---------------------------------------------------------------------------------
       220,000   UK Treasury, 7.00%, 8/6/1997                                                             349,348
                 ---------------------------------------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY                                                                                             VALUE
  PAR AMOUNT                                                                                           IN U.S.
 OR CONTRACTS                                                                                          DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
FOREIGN FIXED INCOME SECURITIES SECTOR--CONTINUED
--------------------------------------------------------------------------------------------------
                 UNITED KINGDOM--CONTINUED
                 ---------------------------------------------------------------------------------
       545,000   UK Treasury, 9.75%, 8/27/2002                                                      $     951,829
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  1,393,282
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL FOREIGN FIXED INCOME SECURITIES SECTOR
                 (IDENTIFIED COST $6,301,875)                                                           6,413,123
                 ---------------------------------------------------------------------------------  -------------
OPTIONS--0.0%
--------------------------------------------------------------------------------------------------
       487,563   (a)Euro Style Call option on Canadian, expires 12/4/1995 strike @ 1.345
                 (IDENTIFIED COST $4,793)                                                                   3,676
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $67,160,710)(B)                                 $  72,694,123
                 ---------------------------------------------------------------------------------  -------------


(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $67,160,710. The net unrealized appreciation of investments on a federal tax basis amounts to $5,533,413 which is comprised of $9,024,270 appreciation and $3,490,857 depreciation at October 31, 1995.

(c) When-issued security.

Note: The categories of investments are shown as a percentage of net assets ($72,992,696) at October 31, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipts
PLC--Public Limited Company
TBA--To Be Announced

(See Notes which are an integral part of the Financial Statements)

BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $67,160,710)                     $  72,694,123
--------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (at cost, $122,800)                                                119,505
--------------------------------------------------------------------------------------------------
Receivable for foreign currency sold                                                                   10,973,055
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                         4,030,265
--------------------------------------------------------------------------------------------------
Income receivable                                                                                         563,058
--------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 11,193
--------------------------------------------------------------------------------------------------
Prepaid expenses                                                                                              677
--------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                      88,391,876
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
Payable for foreign currency purchased                                               $  10,973,055
-----------------------------------------------------------------------------------
Payable to Bank                                                                          2,821,171
-----------------------------------------------------------------------------------
Payable for investments purchased                                                        1,266,012
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                                 83,983
-----------------------------------------------------------------------------------
Options written, at value (premiums received, $5,107)                                        1,849
-----------------------------------------------------------------------------------
Accrued expenses                                                                           253,110
-----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                 15,399,180
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS FOR 7,159,912 shares outstanding                                                         $  72,992,696
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  68,711,813
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currencies                                                                                              5,548,700
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                         (2,983,641)
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                     1,715,824
--------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                               $  72,992,696
--------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
$72,992,696 / 7,159,912 shares outstanding                                                                 $10.19
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $41,401)                                                  $    703,268
----------------------------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $1,372)                                                         493,195
----------------------------------------------------------------------------------------------------  ------------
     Total income                                                                                        1,196,463
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                 $    421,908
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     25,000
--------------------------------------------------------------------------------------
Custodian fees                                                                                94,982
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     147,968
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     22,946
--------------------------------------------------------------------------------------
Auditing fees                                                                                  8,100
--------------------------------------------------------------------------------------
Legal fees                                                                                     2,077
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     47,045
--------------------------------------------------------------------------------------
Distribution services fee                                                                    316,705
--------------------------------------------------------------------------------------
Share registration costs                                                                      16,600
--------------------------------------------------------------------------------------
Printing and postage                                                                          21,881
--------------------------------------------------------------------------------------
Miscellaneous                                                                                    127
--------------------------------------------------------------------------------------  ------------
     Total expenses                                                                                      1,125,339
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                             71,124
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                       1,114,407
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currencies                                                                                       3,248,724
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments and foreign currency                                4,363,131
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  4,434,255
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1995      APRIL 30, 1995

INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                        $       71,124       $      745,393
-----------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($1,114,407 and ($335,613), respectively, as computed for
federal tax purposes)                                                             1,114,407           (3,163,377)
-----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                       3,248,724              786,906
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                               4,434,255           (1,631,078)
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net realized gains and foreign currency transactions            --                   --
-----------------------------------------------------------------------
Distributions in excess of net realized gains and foreign currency
transactions                                                                       --                 (2,156,307)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from distributions to shareholders             --                 (2,156,307)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      3,820,064           17,005,687
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             --                  2,049,709
-----------------------------------------------------------------------
Cost of shares redeemed                                                         (22,349,500)         (37,985,576)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                     (18,529,436)         (18,930,180)
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                  (14,095,181)         (22,717,565)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              87,087,877          109,805,442
-----------------------------------------------------------------------  ----------------------  ----------------
End of period (including undistributed net investment income of
$1,715,824 and $1,644,700, respectively)                                     $   72,992,696       $   87,087,877
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                          OCTOBER 31,                                    YEAR ENDED APRIL 30,
                             1995         1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF PERIOD        $    9.71    $   10.04  $   10.00  $    9.92  $    9.64  $    9.62  $   10.11  $    9.68  $   10.51
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
  Net investment income         0.06         0.08       0.03       0.25       0.33       0.30       0.30       0.22       0.14
-----------------------
  Net realized and
  unrealized gain
  (loss) on investments
  and foreign currency
  transactions                  0.42        (0.19)      1.29       0.32       0.26       0.14       0.09       0.49      (0.21)
-----------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment
  operations                    0.48        (0.11)      1.32       0.57       0.59       0.44       0.39       0.71      (0.07)
-----------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-----------------------
  Distributions from
  net investment income         --            --         --       (0.30)     (0.31)     (0.21)     (0.38)     (0.10)     (0.12)
-----------------------
  Distributions from
  net realized gains
  and foreign currency
  transactions                  --            --       (1.28)     (0.19)       --       (0.21)     (0.50)     (0.18)     (0.64)
-----------------------
  Distributions in
  excess of net
  realized gains and
  foreign currency
  transactions                --            (0.22)    --         --         --         --         --         --         --
-----------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions         --            (0.22)     (1.28)     (0.49)     (0.31)     (0.42)     (0.88)     (0.28)     (0.76)
-----------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
PERIOD                     $   10.19    $    9.71  $   10.04  $   10.00  $    9.92  $    9.64  $    9.62  $   10.11  $    9.68
-----------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN(B)                 4.94%       (1.04%)     12.91%      6.08%      6.24%      4.61%      3.74%      7.54%     (0.57%)
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
  Expenses                      2.67%*       2.51%      2.61%      2.40%      2.31%      2.36%      2.28%      2.29%      2.28%
-----------------------
  Net investment income         0.17%*       0.76%      0.67%      1.72%      2.31%      2.84%      2.86%      2.27%      1.42%
-----------------------
SUPPLEMENTAL DATA
-----------------------
  Net assets, end of
  period (000 omitted)       $72,993      $87,000   $109,805    $84,780   $128,047   $193,593   $233,300   $244,048   $246,569
-----------------------
  Portfolio turnover              41%         221%       166%       138%       109%        78%        88%        85%       120%
-----------------------

                           1987(A)
NET ASSET VALUE,
BEGINNING OF PERIOD       $    8.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
  Net investment income        0.01
-----------------------
  Net realized and
  unrealized gain
  (loss) on investments
  and foreign currency
  transactions                 2.50
-----------------------  -----------
  Total from investment
  operations                   2.51
-----------------------  -----------
LESS DISTRIBUTIONS
-----------------------
  Distributions from
  net investment income         --
-----------------------
  Distributions from
  net realized gains
  and foreign currency
  transactions                  --
-----------------------
  Distributions in
  excess of net
  realized gains and
  foreign currency
  transactions                 --
-----------------------  -----------
  Total distributions          --
-----------------------  -----------
NET ASSET VALUE, END OF
PERIOD                    $   10.51
-----------------------  -----------
TOTAL RETURN(B)               31.38%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
  Expenses                     3.10%*(c)
-----------------------
  Net investment income        0.34%*(c)
-----------------------
SUPPLEMENTAL DATA
-----------------------
  Net assets, end of
  period (000 omitted)
                           $149,018
-----------------------
  Portfolio turnover             70%
-----------------------


 * Computed on an annualized basis.

 (a) Represents period from June 1, 1986 (commencement of the Fund's operations) to April 30, 1987.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c)  Net of expense reimbursement.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios, one diversified and nine non-diversified. The financial statements included herein are only those of Blanchard Global Growth Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service. Investments in other open end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     At April 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $335,613, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     Additionally, net capital losses of approximately $1,793,511 and $136,506 attributable to security transactions and foreign currency losses incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Fund may enter into forward commitments for the delayed delivery of securities and forward foreign currency exchange contracts which are based upon financial indices at a fixed price and exchange rate at a future date. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in security prices and foreign exchange rates. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

     At October 31, 1995, the Fund had outstanding forward commitments set forth below:

                                                                                              UNREALIZED
                                       SETTLEMENT       CONTRACTS TO        IN EXCHANGE      APPRECIATION
                                          DATE         DELIVER/RECEIVE          FOR         (DEPRECIATION)

SALES
Deutsche Mark                             11/01/95              156,552     $   111,029             ($189)
------------------------------------
Deutsche Mark                             11/16/95              294,012         207,971            (1,073)
------------------------------------
French Franc                              11/30/95              395,810          80,844               (98)
------------------------------------
Hong Kong Dollar                          11/02/95            1,241,713         160,573               (27)
------------------------------------
Italian Lira                              11/02/95          141,295,005          88,365              (277)
------------------------------------
Italian Lira                              12/18/95        1,255,355,000         776,327            (6,324)
------------------------------------
Japanese Yen                              01/08/96            9,963,000         100,293             1,820
------------------------------------
New Zealand Dollar                        11/15/95              124,000          80,960              (816)
------------------------------------
Pound Sterling                            11/06/95              321,675         507,864              (640)
------------------------------------
Spanish Peseta                            11/06/95           31,474,094         257,046              (823)
------------------------------------
Swedish Krona                             12/11/95            4,915,000         702,335           (35,353)
------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                              UNREALIZED
                                       SETTLEMENT       CONTRACTS TO        IN EXCHANGE      APPRECIATION
                                          DATE         DELIVER/RECEIVE          FOR         (DEPRECIATION)
PURCHASES
Austrian Schilling                        11/16/95            1,186,000     $   118,957             ($899)
------------------------------------
Canadian Dollar                           11/16/95              260,000         194,480               249
------------------------------------
Danish Krone                              11/10/95            2,881,000         530,351            (3,032)
------------------------------------
Deutsche Mark                             11/02/95              151,001         107,858              (582)
------------------------------------
Deutsche Mark                             11/16/95            2,310,011       1,615,391            27,040
------------------------------------
French Franc                              12/12/95            5,457,000       1,079,968            35,098
------------------------------------
Italian Lira                              11/02/95          139,150,005          87,378               (82)
------------------------------------
Japanese Yen                              01/08/96          295,016,000       2,962,669           (46,780)
------------------------------------
Malaysian Ringgit                         11/01/95               27,415          10,774                15
------------------------------------
Netherlands Guilder                       11/15/95              124,000          80,352            (1,696)
------------------------------------
Pound Sterling                            11/02/95              224,675         355,324              (106)
------------------------------------
Spanish Peseta                            11/06/95            9,908,000          80,089             1,037
------------------------------------
Swedish Krona                             12/11/95            4,731,000         675,857            34,215
------------------------------------                                                       -----------------
Net Unrealized Appreciation
on Forward Commitments                                                                     $          677
------------------------------------                                                       -----------------


     OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended October 31, 1995, the Fund had a realized loss of $91,142 on written options.

     The following is a summary of the Fund's written option activity:

                                                                                       NUMBER OF      AGGREGATE
     CONTRACTS                                                                         CONTRACTS     FACE VALUE
     Outstanding at April 30, 1995                                                        --          $  --
-----------------------------------------------------------------------------------
     Contracts opened                                                                   1,437,313         8,366
-----------------------------------------------------------------------------------
     Contracts expired                                                                    --             --
-----------------------------------------------------------------------------------  -------------  -------------
     Outstanding at October 31, 1995                                                    1,437,313     $   8,366
-----------------------------------------------------------------------------------  -------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

     At October 31, 1995, the Fund had the following outstanding options:

                                                                                   UNREALIZED
                                       EXPIRATION    EXERCISE      NUMBER OF      APPRECIATION       MARKET
                TYPE                      DATE         PRICE       CONTRACTS     (DEPRECIATION)       VALUE
Canadian currency call
  option                                  12/4/95         1.30        942,500       $   1,477       $   3,556
Canadian currency call
  option                                  12/4/95        1.365        494,813           1,782           4,810
                                                                 -------------        -------      -----------
Totals                                                              1,437,313       $   3,259       $   8,366
                                                                 -------------        -------      -----------


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. The Fund held no restricted securities as of October 31, 1995.

     OTHER--Investment transactions are accounted for on the trade date.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                            SIX MONTHS ENDED        YEAR ENDED
                                                                            OCTOBER 31, 1995      APRIL 30, 1995
Shares sold                                                                        380,210            1,720,511
-----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                 --                   219,892
-----------------------------------------------------------------------
Shares redeemed                                                                 (2,192,654)          (3,905,396)
-----------------------------------------------------------------------       ------------       ----------------
     Net change resulting from share transactions                               (1,812,444)          (1,964,993)
-----------------------------------------------------------------------       ------------       ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Virtus Capital Management Inc., the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's first $150 million of average daily net assets, 0.875% of the Fund's average daily net assets in excess of $150 million but not exceeding $300 million and 0.75% of the Fund's average daily net assets in excess of $300 million.

Virtus Capital Management Inc. became the Fund's investment adviser on July 12, 1995. Prior to July 12, 1995, Sheffield Managemen t Company served as the Fund's investment adviser and received for its services an annual investment advisory fee equal to 1.00% of the Fund's first $150 million of average daily net assets, 0.875% of the Fund's average daily net assets in excess of $150 million but not exceeding $300 million and 0.75% of the Fund's average daily net assets in excess of $300 million.

For the period ended October 31, 1995, the adviser(s) earned fees as follows:

                                                                                      AMOUNT OF      AMOUNT OF
ADVISER NAME                                                                         FEE EARNED      FEE WAIVED
Sheffield Management Company                                                            171,129              --
----------------------------------------------------------------------------------
Virtus Capital Management                                                               250,779              --
----------------------------------------------------------------------------------


The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Shufro Rose & Ehrman (U.S. Equity Sector), Fiduciary International, Inc. (Foreign Equities Sector and Foreign Fixed Income Sector), Investment Advisors, Inc. (U.S. Fixed Income Sector), Cavelti Capital Management, Ltd. (Precious Metals Securities and Bullion Sector), and Martin Currie Inc. (Emerging Markets Sector), (the "Portfolio Advisers"). The Portfolio Advisers receive an annual fee from the Adviser equal to approximately 35% of the advisory fee paid to the Adviser by the Fund.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Fund for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Fund shares. The Plan provides that the Fund may incur distribution expenses up to .75 of 1% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995, Sheffield Investments, Inc. served as the Fund's principal distributor and received for its services an annual distribution fee equal to .75 of 1% of the Fund's average daily net assets.

For the period ended October 31, 1995, the distributor(s) earned fees as follows:

                                                                                      AMOUNT OF         AMOUNT OF
DISTRIBUTOR NAME                                                                     FEE EARNED        FEE WAIVED
Sheffield Investments, Inc.                                                             128,620                --
----------------------------------------------------------------------------------
Federated Securities Corp.                                                              188,085                --
----------------------------------------------------------------------------------


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1995, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  31,733,492
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  51,786,977
---------------------------------------------------------------------------------------------------  -------------



Blanchard
Global
Growth Fund

Semi-Annual
Report
October 31, 1995

Managed by: Virtus Capital Management

Asset Allocator
Fiduciary International, Inc.

Portfolio Advisers
Shufro Rose and Ehrman
U.S. Equity Securities

Fiduciary International, Inc.
Foreign Equity Securities

Cavelti Capital Management, Ltd.
Precious Metals Securities and Bullion

Investment Advisers, Inc.
U.S. Fixed  Income

Fiduciary International, Inc.
Foreign Fixed Income

Martin Currie Inc.
Emerging Markets

Blanchard
Global
Growth Fund

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CUSIP 093265106
G01485-01 (12/95)



President's Message

December 15, 1995

Dear Shareholder,

I'm pleased to present the Semi-Annual Report for your Blanchard 100% Treasury Money Market Fund for the six-month period ended October 31, 1995.

This report provides you with complete financial information on your Fund, including a list of investments included in the portfolio and the financial statements.

If you would like the most recent performance update, or have other questions, please call Investors' Services at 1-800-829-3863.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

     Sincerely,



     Edward C. Gonzales
     President

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.

BLANCHARD 100% TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
U.S. TREASURY SECURITIES--99.3%
-------------------------------------------------------------------------------------------------
$  80,228,000  United States Treasury Bills, 11/9/1995-2/15/1996                                   $   79,856,927
               ----------------------------------------------------------------------------------
   60,000,000  United States Treasury Notes, 4.625%-8.50%, 11/15/1995-2/15/1996                        59,998,336
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)                                               $  139,855,263+
               ----------------------------------------------------------------------------------  --------------


+ Also represents cost for federal tax purposes.

Note: The category of investments is shown as a percentage of net assets
      ($140,910,811) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD 100% TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                                             $  139,855,263
-------------------------------------------------------------------------------------------------
Cash                                                                                                        1,576
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       1,749,524
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     141,606,363
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                            $  509,409
-------------------------------------------------------------------------------------
Payable to Transfer Agent                                                                  58,777
-------------------------------------------------------------------------------------
Payable to Administrator                                                                   42,000
-------------------------------------------------------------------------------------
Accrued expenses                                                                           85,366
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    695,552
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 140,986,906 shares outstanding                                                      $  140,910,811
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$140,910,811 / 140,986,906 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD 100% TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  4,238,726
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Management fee                                                                           $   375,738
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     53,000
---------------------------------------------------------------------------------------
Custodian fees                                                                                19,985
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     205,297
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,600
---------------------------------------------------------------------------------------
Auditing fees                                                                                 41,014
---------------------------------------------------------------------------------------
Legal fees                                                                                     7,522
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     66,603
---------------------------------------------------------------------------------------
Share registration costs                                                                      13,181
---------------------------------------------------------------------------------------
Printing and postage                                                                          54,486
---------------------------------------------------------------------------------------
Insurance premiums                                                                            12,600
---------------------------------------------------------------------------------------
Miscellaneous                                                                                    672
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          854,698
---------------------------------------------------------------------------------------
Waiver of management fee                                                                    (165,325)
---------------------------------------------------------------------------------------  -----------
     Net expenses                                                                                          689,373
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                          3,549,353
----------------------------------------------------------------------------------------------------  ------------
Net realized gain on investments                                                                            12,078
----------------------------------------------------------------------------------------------------  ------------
     Change in net assets resulting from operations                                                   $  3,561,431
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD 100% TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                          (UNAUDITED) OCTOBER       YEAR ENDED
                                                                                31, 1995          APRIL 30, 1995

INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                       $      3,549,353      $    7,639,549
-----------------------------------------------------------------------
Net realized gain on investments                                                      12,078            --
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                                3,561,431           7,639,549
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                          (3,531,079)         (7,639,549)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      53,806,222         212,621,088
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             2,791,685           7,175,266
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (80,872,007)       (285,432,758)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                      (24,274,100)        (65,636,404)
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                   (24,243,748)        (65,636,404)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              165,154,559         230,790,963
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                               $    140,910,811      $  165,154,559
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD 100% TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     SIX MONTHS
                                                        ENDED
                                                     (UNAUDITED)
                                                     OCTOBER 31,                    YEAR ENDED APRIL 30,
                                                        1995          1995       1994       1993       1992       1991
NET ASSET VALUE, BEGINNING OF PERIOD                  $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                    0.02          0.04       0.03       0.03       0.04       0.07
-------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income                (0.02)        (0.04)     (0.03)     (0.03)     (0.04)     (0.07)
-------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                        $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)                                           2.40%         4.02%      2.76%      3.42%      4.60%      6.80%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                                 0.92%*        0.99%      0.41%      0.08%      0.86%      1.11%
-------------------------------------------------
  Net investment income                                    4.71%*        3.83%      2.80%      3.27%      4.52%      6.62%
-------------------------------------------------
  Expense waiver/reimbursement (b)                         0.22%*        0.08%      0.52%      0.84%      0.60%      0.12%
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)              $140,911      $165,155   $231,791   $164,974    $58,000    $38,000
-------------------------------------------------


  * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD 100% TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Blanchard 100% Treasury Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal
     Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

Transactions in shares were as follows:

                                                                                SIX MONTHS
                                                                                  ENDED             YEAR ENDED
                                                                             OCTOBER 31, 1995     APRIL 30, 1995
Shares sold                                                                       53,806,222         212,621,088
-------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                 2,791,685           7,175,266
-------------------------------------------------------------------------
Shares redeemed                                                                  (80,872,007)       (285,432,758)
-------------------------------------------------------------------------  --------------------  ----------------
     Net change resulting from share transactions                                (24,274,100)        (65,636,404)
-------------------------------------------------------------------------  --------------------  ----------------


At October 31, 1995, capital paid-in aggregated $140,986,906.

(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's Manager, receives for its services an annual management fee equal to .50% of the first $500 million of the Fund's average daily net assets, .475% of the Fund's average daily net assets in excess of $500 million but not exceeding $1 billion, plus
 .45% of the Fund's average daily net assets in excess of $1 billion. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Virtus Capital Management, Inc. became the Fund's manager on July 13, 1995. Prior to July 13, 1995, Sheffield Management Company served as the Fund's investment manager for which it received a fee.

For the six months ended October 31, 1995, the managers earned fees as follows:

                                                                                AMOUNT OF          AMOUNT OF
                                  MANAGERS                                     FEE EARNED       EXPENSES WAIVED
Sheffield Management Company                                                   $   149,070         $  65,591
----------------------------------------------------------------------------  -------------       ----------
Virtus Capital Management, Inc.                                                $   226,668         $  99,734
----------------------------------------------------------------------------  -------------       ----------


SUB-ADVISORY FEE--HSBC Asset Management Americas, Inc. provides the Manager with sub-advisory services for which it receives an fee equal to the greater of .10% of the Fund's average daily net assets or $50,000, annually, from the Manager. In addition, HSBC Asset Management Americas, Inc. may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee.

For the six months ended October 31, 1995, the transfer agents earned fees as follows:

                                                                                                       AMOUNT OF
                                          TRANSFER AGENT                                              FEE EARNED
United States Trust Company of New York                                                               $   186,329
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                            $    18,968
---------------------------------------------------------------------------------------------------  -------------


PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee.

For the six months ended October 31, 1995, the portfolio accountants earned fees as follows:

                                                                                                       AMOUNT OF
                                       PORTFOLIO ACCOUNTANT                                           FEE EARNED
Mutual Fund Services Company                                                                           $  60,449
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                             $   6,154
---------------------------------------------------------------------------------------------------  -------------


CUSTODIAN FEES--Signet Trust Company is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee.

For the six months ended October 31, 1995, the custodians earned fees as follows:

                                                                                                       AMOUNT OF
                                             CUSTODIAN                                                FEE EARNED
United States Trust Company of New York                                                                $  18,139
---------------------------------------------------------------------------------------------------  -------------
Signet Trust Company                                                                                   $   1,846
---------------------------------------------------------------------------------------------------  -------------


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Blanchard
100% Treasury
Money
Market Fund

Semi-Annual
Report
October 31, 1995

Managed by: Virtus Capital Management

Blanchard
100% Treasury
Money
Market Fund

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CUSIP 093215101
G01485-06 (12/95)



President's Message

December 15, 1995


Dear Shareholder,

I'm pleased to present the Semi-Annual Report for your Blanchard Short-Term Global Income Fund for the six-month period ended October 31, 1995.

This report provides you with complete financial information on your Fund, including a list of investments included in the portfolio and the financial statements.

If you would like the most recent performance update, or have other questions, please call Investors' Services at 1-800-829-3863.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

     Sincerely,
     Edward C. Gonzales
     President



BLANCHARD SHORT-TERM GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      VALUE
  FOREIGN CURRENCY                                                                                   IN U.S.
     PAR AMOUNT                                                                                      DOLLARS
---------------------  -------------------------------------------------------------------------  --------------
FOREIGN FIXED INCOME--39.3%
------------------------------------------------------------------------------------------------
                       CZECHOSLOVAKIA--1.0%
                       -------------------------------------------------------------------------
                       GOVERNMENT/AGENCY--1.0%
                       -------------------------------------------------------------------------
           52,000,000  Czech Republic, 14.00%, 7/8/1996                                           $    2,048,184
                       -------------------------------------------------------------------------  --------------
                       DENMARK--5.4%
                       -------------------------------------------------------------------------
                       GOVERNMENT/AGENCY--5.4%
                       -------------------------------------------------------------------------
           53,000,000  Denmark, 9.00%, 11/15/1998                                                     10,379,813
                       -------------------------------------------------------------------------  --------------
                       NETHERLANDS--9.9%
                       -------------------------------------------------------------------------
                       GOVERNMENT/AGENCY--9.9%
                       -------------------------------------------------------------------------
           29,000,000  Netherlands Government, 6.25%, 7/15/1998                                       19,041,703
                       -------------------------------------------------------------------------  --------------
                       SPAIN--9.3%
                       -------------------------------------------------------------------------
                       GOVERNMENT/AGENCY--9.3%
                       -------------------------------------------------------------------------
        2,200,000,000  Spain (Government), Deb., 9.90%, 10/31/1998                                    17,884,068
                       -------------------------------------------------------------------------  --------------
                       UNITED KINGDOM--13.7%
                       -------------------------------------------------------------------------
                       FINANCIAL SERVICES--12.0%
                       -------------------------------------------------------------------------
            2,225,000  Abbey National Treasury Services, PLC, 6.00%, 8/10/1999                         3,324,308
                       -------------------------------------------------------------------------
            2,000,000  Abbey National Treasury Services, PLC, 7.75%, 6/23/1998                         3,185,771
                       -------------------------------------------------------------------------
            2,000,000  Bayerische Hypotheken, Unsub., 7.00%, 12/21/1998                                3,118,577
                       -------------------------------------------------------------------------
            2,000,000  Halifax Building Society, Unsub., 7.75%, 12/3/1998                              3,185,771
                       -------------------------------------------------------------------------
            1,830,000  Leeds Permanent Building Society, Sr. Unsub., 7.375%,
                       5/6/1998                                                                        2,889,664
                       -------------------------------------------------------------------------
            3,000,000  Lloyds Bank PLC, Deb., 10.25%, 3/11/1998                                        5,010,119
                       -------------------------------------------------------------------------
            1,500,000  National and Provincial Building Society, Sr. Unsub., 8.25%,
                       11/4/1998                                                                       2,420,455
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          23,134,665
                       -------------------------------------------------------------------------  --------------



BLANCHARD SHORT-TERM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

  FOREIGN CURRENCY
     PAR AMOUNT,                                                                                      VALUE
  PRINCIPAL AMOUNT                                                                                   IN U.S.
    OR CONTRACTS                                                                                     DOLLARS
---------------------  -------------------------------------------------------------------------  --------------
FOREIGN FIXED INCOME--CONTINUED
------------------------------------------------------------------------------------------------
                       UNITED KINGDOM--CONTINUED
                       -------------------------------------------------------------------------
                       GOVERNMENT/AGENCY--1.7%
                       -------------------------------------------------------------------------
            1,919,000  United Kingdom Treasury, 9.75%, 1/19/1998                                  $    3,205,601
                       -------------------------------------------------------------------------  --------------
                       Total United Kingdom                                                           26,340,266
                       -------------------------------------------------------------------------  --------------
                       TOTAL FOREIGN FIXED INCOME (IDENTIFIED COST $74,650,674)                       75,694,034
                       -------------------------------------------------------------------------  --------------
FOREIGN OPTIONS--0.0%
------------------------------------------------------------------------------------------------
                   50  IMM Euro$Future expires 12/18/1995 @ $94.25 (IDENTIFIED COST $10,375)              10,000
                       -------------------------------------------------------------------------  --------------
U.S. FIXED INCOME--53.6%
------------------------------------------------------------------------------------------------
                       COMPUTERS RELATED--0.8%
                       -------------------------------------------------------------------------
              500,000  Unisys Corp., Deb., 9.50%, 7/15/1998                                              470,000
                       -------------------------------------------------------------------------
            1,000,000  Unisys Corp., Sr. Note, 9.75%, 9/15/1996                                          975,000
                       -------------------------------------------------------------------------  --------------
                       Total                                                                           1,445,000
                       -------------------------------------------------------------------------  --------------
                       CONSUMER RELATED--2.6%
                       -------------------------------------------------------------------------
            2,530,000  RJR Nabisco, Inc., Note, 8.75%, 7/15/2007                                       2,547,799
                       -------------------------------------------------------------------------
            2,500,000  Valassis Communication, Inc., Sr. Sub. Note, 9.375%,
                       3/15/1999                                                                       2,566,898
                       -------------------------------------------------------------------------  --------------
                       Total                                                                           5,114,697
                       -------------------------------------------------------------------------  --------------
                       ELECTRICAL UTILITIES--1.4%
                       -------------------------------------------------------------------------
            2,750,000  Long Island Lighting Co., Deb., 7.30%, 7/15/1999                                2,746,230
                       -------------------------------------------------------------------------  --------------
                       ENTERTAINMENT--4.2%
                       -------------------------------------------------------------------------
            2,000,000  Caesars World, Inc., Sr. Sub. Note, 8.875%, 8/15/2002                           2,120,000
                       -------------------------------------------------------------------------
            2,500,000  Harrah's Operations, Inc., Sr. Sub. Note, 8.75%, 3/15/2000                      2,568,750
                       -------------------------------------------------------------------------
            3,000,000  Time Warner, Inc., Note, 9.625%, 5/1/2002                                       3,421,467
                       -------------------------------------------------------------------------  --------------
                       Total                                                                           8,110,217
                       -------------------------------------------------------------------------  --------------
                       FINANCIAL SERVICES--21.9%
                       -------------------------------------------------------------------------
            7,112,129  Champion, Series 1995-2, 7.34%, 10/25/2026                                      7,263,261
                       -------------------------------------------------------------------------
            2,889,775  CMC Securities Corp. 1993, 7.50%, 2/25/2023                                     2,896,104
                       -------------------------------------------------------------------------



BLANCHARD SHORT-TERM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
      PRINCIPAL                                                                                      IN U.S.
       AMOUNT                                                                                        DOLLARS
---------------------  -------------------------------------------------------------------------  --------------
U.S. FIXED INCOME--CONTINUED
------------------------------------------------------------------------------------------------
                       FINANCIAL SERVICES--CONTINUED
                       -------------------------------------------------------------------------
            4,033,479  Contimortgage 1995-1, 8.75%, 4/15/2007                                     $    4,057,397
                       -------------------------------------------------------------------------
            4,476,849  General Electric Capital Mtg. 1992, 7.50%, 11/25/2018                           4,481,745
                       -------------------------------------------------------------------------
            3,136,092  GMAC Grantor Trust 1993-B, 4.00%, 9/15/1998                                     3,102,564
                       -------------------------------------------------------------------------
            2,500,000  Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                          2,671,875
                       -------------------------------------------------------------------------
            5,000,000  Lehman Brothers Holdings, Inc., Medium Term Note, 8.63%,
                       2/26/1999                                                                       5,298,054
                       -------------------------------------------------------------------------
            2,026,252  Merrill Lynch Mtg. Investors 1990-I, 9.20%, 1/15/2011                           2,079,441
                       -------------------------------------------------------------------------
            3,988,163  The Money Store HEL Trust 1995-A1, 8.00%, 9/15/2005                             4,013,089
                       -------------------------------------------------------------------------
            5,700,000  U.S. Leasing International, Sr. Note, 8.75%, 12/1/2001                          6,354,645
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          42,218,175
                       -------------------------------------------------------------------------  --------------
                       GOVERNMENT/AGENCY--19.5%
                       -------------------------------------------------------------------------
            1,645,329  Federal National Mortgage Association, 9.50%, 11/1/2021                         1,748,555
                       -------------------------------------------------------------------------
              401,021  (a)Resolution Trust Corp. 1991-6, 8.773%, 3/25/2021                               399,517
                       -------------------------------------------------------------------------
            5,000,000  (a)Resolution Trust Corp. 1991-6, 8.773%, 3/25/2021                             5,114,063
                       -------------------------------------------------------------------------
            5,848,424  Resolution Trust Corp. 1991-7, 7.75%, 12/25/2018                                5,855,734
                       -------------------------------------------------------------------------
            3,734,383  Resolution Trust Corp. 1991-M7, 8.15%, 1/25/2021                                3,855,750
                       -------------------------------------------------------------------------
            3,270,561  (a)Resolution Trust Corp. 1992-3, 6.448%, 9/25/2019                             3,252,164
                       -------------------------------------------------------------------------
            1,946,376  (a)Resolution Trust Corp. 1992-3, 6.052%, 5/25/2021                             1,926,304
                       -------------------------------------------------------------------------
            2,137,834  (a)Resolution Trust Corp. 1992-6, 7.359%, 11/25/2025                            2,124,472
                       -------------------------------------------------------------------------
            1,920,735  (a)Resolution Trust Corp. 1992-7, 7.426%, 3/25/2022                             1,915,933
                       -------------------------------------------------------------------------
            1,205,176  Resolution Trust Corp. 1992-C1, 8.80%, 8/25/2023                                1,247,357
                       -------------------------------------------------------------------------
            6,498,018  (a)Resolution Trust Corp. 1992-M4, 6.475%, 9/25/2021                            6,313,230
                       -------------------------------------------------------------------------
            3,690,352  (a)Resolution Trust Corp. 1994-1, 8.145%, 9/25/2029                             3,727,255
                       -------------------------------------------------------------------------  --------------
                       Total                                                                          37,480,334
                       -------------------------------------------------------------------------  --------------
                       INDUSTRY RELATED--2.3%
                       -------------------------------------------------------------------------
            2,500,000  Oryx Energy Co., Deb., 9.75%, 9/15/1998                                         2,526,698
                       -------------------------------------------------------------------------



BLANCHARD SHORT-TERM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

  FOREIGN CURRENCY
     PAR AMOUNT,                                                                                      VALUE
  PRINCIPAL AMOUNT                                                                                   IN U.S.
    OR CONTRACTS                                                                                     DOLLARS
---------------------  -------------------------------------------------------------------------  --------------
U.S. FIXED INCOME--CONTINUED
------------------------------------------------------------------------------------------------
            2,000,000  USX Corp., 5.75%, 7/1/2001                                                 $    1,860,000
                       -------------------------------------------------------------------------  --------------
                       Total                                                                           4,386,698
                       -------------------------------------------------------------------------  --------------
                       UTILITIES--0.9%
                       -------------------------------------------------------------------------
            1,650,000  Arkla, Inc., Note, 8.875%, 7/15/1999                                            1,757,278
                       -------------------------------------------------------------------------  --------------
                       TOTAL U.S. FIXED INCOME (IDENTIFIED COST $101,161,459)                        103,258,629
                       -------------------------------------------------------------------------  --------------
U.S. OPTIONS--0.0%
------------------------------------------------------------------------------------------------
                   50  U.S. Bond Future expires 11/18/1995 @ $118.00 (IDENTIFIED COST $44,907)            29,688
                       -------------------------------------------------------------------------  --------------
U.S. TREASURY SECURITIES--0.9%
------------------------------------------------------------------------------------------------
            1,800,000  U.S. Treasury Bond, 6.25%, 8/15/2023                                            1,761,185
                       -------------------------------------------------------------------------  --------------
SHORT-TERM SECURITIES--2.1%
------------------------------------------------------------------------------------------------
        6,500,000,000  Bank of Nigara, 7/8/1996                                                        2,636,698
                       -------------------------------------------------------------------------
            1,400,000  U.S. Treasury Bills, 1/18/1996                                                  1,384,134
                       -------------------------------------------------------------------------  --------------
                       TOTAL SHORT-TERM SECURITIES (IDENTIFIED COST $5,752,298)                        4,020,832
                       -------------------------------------------------------------------------  --------------
(B)REPURCHASE AGREEMENTS--3.7%
------------------------------------------------------------------------------------------------
            7,198,800  Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.82%, dated
                       10/31/1995, due 11/1/1995                                                       7,198,800
                       -------------------------------------------------------------------------  --------------
                       TOTAL INVESTMENTS (IDENTIFIED COST $188,818,513)(C)                        $  191,973,168
                       -------------------------------------------------------------------------  --------------


 (a) Denotes variable rate securities which show current rate and next demand date.

 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market price at the date of the portfolio.

 (c) The cost of investments for federal tax purposes amounts to $188,818,513. The net unrealized appreciation of investments on a federal tax basis amounts to $3,154,655 which is comprised of $3,238,150 appreciation and $83,495 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($192,620,180) at October 31, 1995.

The following acronym is used throughout this portfolio:

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)



BLANCHARD SHORT-TERM GLOBAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $188,818,513)                   $  191,973,168
-------------------------------------------------------------------------------------------------
Cash                                                                                                    5,994,606
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       3,844,925
-------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                           141,054
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                347,665
-------------------------------------------------------------------------------------------------
Receivable for daily variation margin                                                                      58,034
-------------------------------------------------------------------------------------------------
Receivable for foreign currency sold                                                                   94,308,147
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          14,031
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     296,681,630
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Payable for investments purchased                                                   $   7,282,957
----------------------------------------------------------------------------------
Payable for shares redeemed                                                               954,424
----------------------------------------------------------------------------------
Income distribution payable                                                               985,245
----------------------------------------------------------------------------------
Payable for taxes withheld                                                                  8,411
----------------------------------------------------------------------------------
Payable for daily variation margin                                                         61,890
----------------------------------------------------------------------------------
Payable for foreign currency purchased                                                 94,308,147
----------------------------------------------------------------------------------
Options written, at value (premiums received, $25,562)                                     23,438
----------------------------------------------------------------------------------
Accrued expenses                                                                          436,938
----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                104,061,450
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 114,520,998 shares outstanding                                                      $  192,620,180
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  214,566,889
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                2,779,335
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                        (12,548,695)
-------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                      (12,177,349)
-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  192,620,180
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$192,620,180 / 114,520,998 shares outstanding                                                               $1.68
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM GLOBAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $1,714)                                                   $   8,367,539
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $    809,057
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    61,000
-------------------------------------------------------------------------------------
Custodian fees                                                                               94,580
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    369,913
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    68,539
-------------------------------------------------------------------------------------
Auditing fees                                                                                21,728
-------------------------------------------------------------------------------------
Legal fees                                                                                   26,031
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   120,346
-------------------------------------------------------------------------------------
Distribution services fee                                                                   269,686
-------------------------------------------------------------------------------------
Share registration costs                                                                     44,957
-------------------------------------------------------------------------------------
Printing and postage                                                                         72,938
-------------------------------------------------------------------------------------
Insurance premiums                                                                            2,597
-------------------------------------------------------------------------------------
Miscellaneous                                                                                23,483
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                                      1,984,855
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                          6,382,684
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                                      (1,804,649)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                         5,378,571
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments and foreign currency                                3,573,922
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $   9,956,606
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM GLOBAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1995      APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                       $      6,382,684      $   22,176,246
-----------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($1,804,649 and $7,705,131 net losses, respectively, as
computed for federal tax purposes)                                                (1,804,649)        (44,398,143)
-----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and
translation of assets and liabilities in foreign currency                          5,378,571          15,576,577
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                                9,956,606          (6,645,320)
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                          (6,541,100)           --
-----------------------------------------------------------------------
Tax return of capital                                                              --                (22,509,967)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from distributions to shareholders            (6,541,100)        (22,509,967)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      14,891,947          80,352,297
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             4,631,119          18,687,481
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (64,187,840)       (371,156,134)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                      (44,664,774)       (272,116,356)
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                   (41,249,268)       (301,271,643)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              233,869,448         535,141,091
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                               $    192,620,180      $  233,869,448
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                (UNAUDITED)
                                                OCTOBER 31,                    YEAR ENDED OCTOBER 31,
                                                   1995          1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD             $    1.66     $    1.79  $    1.85  $    1.89  $    1.95   $    1.97
--------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------
  Net investment income                               0.11          0.10+      0.12       0.13       0.17        0.06
--------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   (0.04)        (0.13)+     (0.06)     (0.04)     (0.06)      (0.02)
--------------------------------------------        ------     ---------  ---------  ---------  ---------  -----------
  Total from investment operations                    0.07         (0.03)      0.06       0.09       0.11        0.04
--------------------------------------------        ------     ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------
  Distributions from net investment income           (0.05)       --          (0.01)     (0.13)     (0.17)      (0.06)
--------------------------------------------
  Tax return of capital                             --             (0.10)     (0.11)    --         --          --
--------------------------------------------        ------     ---------  ---------  ---------  ---------  -----------
  Total distributions                                (0.05)        (0.10)     (0.12)     (0.13)     (0.17)      (0.06)
--------------------------------------------        ------     ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                   $    1.68     $    1.66  $    1.79  $    1.85  $    1.89   $    1.95
--------------------------------------------        ------     ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                      4.35%        (1.45%)      3.12%      4.94%      5.85%       2.15%
--------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------
  Expenses                                            1.85%*        1.51%      1.44%      1.44%      1.32%       0.38%*
--------------------------------------------
  Net investment income                               5.94%*        5.95%      6.41%      6.97%      8.50%      11.30%*
--------------------------------------------
  Expense waiver/reimbursement (c)                      --          0.05%        --        --        0.09%       1.85%*
--------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------
  Net assets, end of period (000 omitted)         $192,620      $233,869   $535,141   $699,182  $1,240,563   $230,233
--------------------------------------------
  Portfolio turnover                                    51%          386%       327%       610%       412%         63%
--------------------------------------------


 * Computed on an annualized basis.

   Calculated based on average shares outstanding.

(a) Reflects operations for the period from January 8, 1991 (date of initial public investment) to April 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



BLANCHARD SHORT-TERM GLOBAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios, one diversified and nine non-diversified. The financial statements included herein are only those of Blanchard Short-Term Global Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     At April 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $7,705,131, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     Additionally, net capital losses of approximately $3,036,000 and $13,924,000 attributable to security transactions and foreign currency losses incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

     FUTURES CONTRACTS--Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account an amount of cash or U.S. government securities equal to a percentage of the contract value. The Fund agrees to receive from or to pay to the broker an amount of cash equal to a specific dollar amount multiplied by the difference between the closing value and the price at which the contract was made. On a daily basis, the value of the financial futures contracts are determined and any difference between such value and the original futures contracts values are reflected in the "daily variation margin" account. Daily variation margin adjustments, arising from this "marking to market" process, are recorded by the Fund as unrealized gains or losses.

     The Fund may decide to close its position on a contract at any time prior to the contract's expiration. When a contract is closed, the Fund recognizes a realized gain or loss. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended October 31, 1995, the Fund had realized losses of ($60,914) on future contracts.

     At October 31, 1995, the Fund had outstanding futures contracts as set forth below:

                                                              UNREALIZED
                          CONTRACTS TO                       APPRECIATION
  EXPIRATION DATE        DELIVER/RECEIVE       POSITION     (DEPRECIATION)
12/18/95                           71            Long         $    (4,082)
3/18/96                            71            Short            (14,733)
                                                           -----------------
Net Unrealized Appreciation/Depreciation on Futures
Contracts                                                         (18,815)
                                                           -----------------


     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Fund may enter into forward commitments for the delayed delivery of securities and forward foreign currency exchange contracts which are based upon financial indices at a fixed price and exchange rate at a future date. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in security prices and foreign exchange rates. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

     At October 31, 1995, the Fund had outstanding forward commitments set forth below:

                                                                                       UNREALIZED
                                                                                      APPRECIATION
SETTLEMENT DATE            CONTRACTS TO DELIVER/RECEIVE         IN EXCHANGE FOR      (DEPRECIATION)
PURCHASES
11/03/95               31,465,790 Deutsche Marks              $    22,221,911 USD        $136,873 USD
11/03/95               57,629,550 Danish Krone                     10,540,770 USD           6,665 USD
11/03/95               28,747,250 Netherlands Guilder              18,298,695 USD        (75,803) USD
11/03/95               2,045,000,000 Spanish Peso                  16,861,112 USD       (111,585) USD
11/03/95               16,500,400 British Pounds                   26,385,659 USD       (299,967) USD


     OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended October 31, 1995, the Fund had a realized gain of $69,311 on written options.

     The following is a summary of the Fund's written option activity:

                                                                                    NUMBER OF         AGGREGATE
CONTRACTS                                                                           CONTRACTS        FACE VALUE
Outstanding at April 30, 1995                                                              --         $  --
-----------------------------------------------------------------------------
Contracts opened                                                                           50            25,562
-----------------------------------------------------------------------------
Contracts expired                                                                          --            --
                                                                                           --
-----------------------------------------------------------------------------                       -------------
Outstanding at October 31, 1995                                                            50         $  25,562
                                                                                           --
-----------------------------------------------------------------------------                       -------------


      At October 31, 1995, the Fund had the following outstanding options:

                                                                                 UNREALIZED
                                      EXPIRATION    EXERCISE     NUMBER OF      APPRECIATION      MARKET
               TYPE                      DATE        PRICE       CONTRACTS     (DEPRECIATION)      VALUE
U.S. Bond Future,
Call Option                            2/17/96      $124.00         50             $2,124         $23,438


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. The Fund held no restricted securities as of October 31, 1995.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                SIX MONTHS
                                                                                  ENDED             YEAR ENDED
                                                                             OCTOBER 31, 1995     APRIL 30, 1995
Shares sold                                                                        8,835,742          46,167,838
-------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                 2,760,050          10,834,258
-------------------------------------------------------------------------
Shares redeemed                                                                  (38,210,710)       (214,657,986)
-------------------------------------------------------------------------  --------------------  ----------------
     Net change resulting from share transactions                                (26,614,918)       (157,655,890)
-------------------------------------------------------------------------  --------------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Virtus Capital Management Inc., the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .75% of the Fund's average daily net assets.

Virtus Capital Management Inc. became the Fund's investment adviser on July 12, 1995. Prior to July 12, 1995, Sheffield Management Company served as the Fund's investment adviser and received for its services an annual investment advisory fee equal to .75% of the Fund's average daily net assets.


For the period ended October 31, 1995, the adviser(s) earned fees as follows:

                                                                                      AMOUNT OF      AMOUNT OF
                                     ADVISER                                         FEE EARNED      FEE WAIVED
Sheffield Management Company                                                         $   340,219     $   24,000
----------------------------------------------------------------------------------
Virtus Capital Management, Inc.                                                          492,838         --
----------------------------------------------------------------------------------


The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Lombard Odier International Portfolio Management Limited( Foreign Fixed and Hedging Transactions) and WLO Global Management (U.S. Fixed Securities Market), (the "Portfolio-Advisers"). The Portfolio-Advisers receive an annual fee from the Adviser equal to approximately .35% of the first $10 million of the Fund's average daily net assets; .30% of the next $10 million of average daily net assets: .25% of the next of $10 million of average daily net assets; .20% of the next of $10 million of average daily net assets and .15% of average daily net assets in excess of $40 million.; of the advisory fee paid to the Adviser by the Fund.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Fund for the period.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .75 of 1% of the average daily net assets of the Fund annually, to reimburse FSC.

FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995, Sheffield Investments, Inc. served as the Fund's principal distributor and received for its services an annual distribution fee equal to .25 of 1% of the Fund's average daily net assets.

For the period ended October 31, 1995, the distributor(s) earned fees as follows:

                                                                                      AMOUNT OF        AMOUNT OF
                                 DISTRIBUTOR NAME                                    FEE EARNED       FEE WAIVED
Sheffield Investments, Inc.                                                          $   113,407          --
----------------------------------------------------------------------------------
Federated Securities Corp.                                                           $   156,279          --
----------------------------------------------------------------------------------


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $133,706 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended October 31, 1995, the Fund paid $12,983 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1995, were as follows:

PURCHASES                                                                                           $  102,170,445
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  117,485,620
--------------------------------------------------------------------------------------------------  --------------



Blanchard
Short-Term
Global Income
Fund

Semi-Annual
Report
October 31, 1995

Managed by: Virtus Capital Management


Portfolio Advisers
Lombard Odier International
Portfolio Mgt., Ltd.
WLO Global Management

Blanchard
Short-Term
Global Income
Fund

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CUSIP 093265205
G01485-03 (12/95)





President's Message

December 15, 1995

Dear Shareholder,

I'm pleased to present the Semi-Annual Report for your Blanchard American Equity Fund for the six-month period ended October 31, 1995.

This report provides you with complete financial information on your Fund, including a list of investments included in the portfolio and the financial statements.

To further update you, as of December 4, 1995, the year-to-date total return of your Blanchard American Equity Fund was a high 27.60%.* (Average annual returns through 9/30/95 for the 1-year, and since inception [11/9/92] periods were respectively: 25.50% and 7.00%.*)

Although past performance is not a guarantee of future performance, we're quite pleased with this year's results so far, as we hope you are.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

     Sincerely,



     Edward C. Gonzales
     President

*Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. Year-to-date total return assumes reinvestment of all distributions. Average annual return numbers are the total return annualized and compounded, and assume reinvestment of all distributions. Returns shown do not reflect an account opening fee which was charged at the Fund's inception, but is no longer charged.



BLANCHARD AMERICAN EQUITY FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--97.1%
--------------------------------------------------------------------------------------------------
             AEROSPACE--1.8%
             -------------------------------------------------------------------------------------
     2,900   Boeing Co.                                                                             $     190,312
             -------------------------------------------------------------------------------------  -------------
             BROADCAST, RADIO & TV--2.4%
             -------------------------------------------------------------------------------------
     5,300   *British Sky Broadcasting Group, PLC, ADR                                                    189,475
             -------------------------------------------------------------------------------------
       600   Capital Cities/ABC, Inc.                                                                      71,175
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        260,650
             -------------------------------------------------------------------------------------  -------------
             COMMERCIAL SERVICES--4.1%
             -------------------------------------------------------------------------------------
     1,200   Alco Standard Corp.                                                                          106,200
             -------------------------------------------------------------------------------------
     1,700   *CUC International, Inc.                                                                      58,863
             -------------------------------------------------------------------------------------
     4,800   Loewen Group, Inc.                                                                           192,225
             -------------------------------------------------------------------------------------
     1,800   Paychex, Inc.                                                                                 78,075
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        435,363
             -------------------------------------------------------------------------------------  -------------
             COMPUTERS--5.0%
             -------------------------------------------------------------------------------------
     4,300   *3Com Corp.                                                                                  202,100
             -------------------------------------------------------------------------------------
     2,350   *Cabletron Systems, Inc.                                                                     184,769
             -------------------------------------------------------------------------------------
     1,200   *Ceridian Corp.                                                                               52,200
             -------------------------------------------------------------------------------------
     2,200   Cirrus Logic, Inc.                                                                            92,675
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        531,744
             -------------------------------------------------------------------------------------  -------------
             COMPUTER SOFTWARE & SERVICES--21.5%
             -------------------------------------------------------------------------------------
       800   Automatic Data Processing, Inc.                                                               57,200
             -------------------------------------------------------------------------------------
     4,100   *Cisco Systems, Inc.                                                                         317,750
             -------------------------------------------------------------------------------------
     5,250   Computer Associates International, Inc.                                                      288,750
             -------------------------------------------------------------------------------------
     2,200   *Computer Sciences Corp.                                                                     147,125
             -------------------------------------------------------------------------------------
     8,860   First Data Corp., Class                                                                      585,893
             -------------------------------------------------------------------------------------
     6,000   *Informix Corp.                                                                              174,750
             -------------------------------------------------------------------------------------
     3,600   *Microsoft Corp.                                                                             360,000
             -------------------------------------------------------------------------------------



BLANCHARD AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             COMPUTER SOFTWARE & SERVICES--CONTINUED
             -------------------------------------------------------------------------------------
     8,300   *Oracle Corp.                                                                          $     362,088
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,293,556
             -------------------------------------------------------------------------------------  -------------
             LODGING--1.8%
             -------------------------------------------------------------------------------------
     3,100   *HFS, Inc.                                                                                   189,875
             -------------------------------------------------------------------------------------  -------------
             ELECTRONICS & ELECTRICAL--22.2%
             -------------------------------------------------------------------------------------
     4,800   *Analog Devices, Inc.                                                                        173,400
             -------------------------------------------------------------------------------------
     2,800   Hewlett-Packard Co.                                                                          259,350
             -------------------------------------------------------------------------------------
     6,800   Intel Corp.                                                                                  475,150
             -------------------------------------------------------------------------------------
     2,500   *LSI Logic Corp.                                                                             117,813
             -------------------------------------------------------------------------------------
       937   Molex, Inc., Class A                                                                          28,813
             -------------------------------------------------------------------------------------
     4,800   Motorola, Inc.                                                                               315,000
             -------------------------------------------------------------------------------------
     7,500   Nokia Corp., ADR                                                                             418,125
             -------------------------------------------------------------------------------------
     2,300   *SGS-Thomas Microelectronics N.V.                                                            104,075
             -------------------------------------------------------------------------------------
     4,600   Texas Instruments, Inc.                                                                      313,950
             -------------------------------------------------------------------------------------
     3,700   *Xilinx, Inc.                                                                                170,200
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,375,876
             -------------------------------------------------------------------------------------  -------------
             FINANCE--6.1%
             -------------------------------------------------------------------------------------
     1,300   Federal Home Loan Mortgage Corp.                                                              90,025
             -------------------------------------------------------------------------------------
       500   Federal National Mortgage Association                                                         52,438
             -------------------------------------------------------------------------------------
     3,400   Finova Group, Inc.                                                                           153,850
             -------------------------------------------------------------------------------------
     3,400   First USA, Inc.                                                                              156,400
             -------------------------------------------------------------------------------------
     5,500   MBNA Corp.                                                                                   202,813
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        655,526
             -------------------------------------------------------------------------------------  -------------
             INSURANCE--3.6%
             -------------------------------------------------------------------------------------
     1,650   American International Group, Inc.                                                           139,218
             -------------------------------------------------------------------------------------
     3,200   MGIC Investment Corp.                                                                        182,000
             -------------------------------------------------------------------------------------
     1,300   PMI Group, Inc.                                                                               62,400
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        383,618
             -------------------------------------------------------------------------------------  -------------



BLANCHARD AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             MANUFACTURING--4.2%
             -------------------------------------------------------------------------------------
     3,500   American Standard Companies                                                            $      93,625
             -------------------------------------------------------------------------------------
     4,200   *Applied Materials, Inc.                                                                     210,525
             -------------------------------------------------------------------------------------
     2,400   Tyco Laboratories, Inc.                                                                      145,800
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        449,950
             -------------------------------------------------------------------------------------  -------------
             MEDICAL SERVICES--2.0%
             -------------------------------------------------------------------------------------
     3,400   *Healthsouth Rehabilitation                                                                   88,825
             -------------------------------------------------------------------------------------
     2,400   United Healthcare Corp.                                                                      127,500
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        216,325
             -------------------------------------------------------------------------------------  -------------
             MEDICAL SUPPLIES--4.0%
             -------------------------------------------------------------------------------------
     5,800   Medtronic, Inc.                                                                              334,950
             -------------------------------------------------------------------------------------
     1,700   *St. Jude Medical, Inc.                                                                       90,525
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        425,475
             -------------------------------------------------------------------------------------  -------------
             PHARMACEUTICAL--4.1%
             -------------------------------------------------------------------------------------
     1,500   *Amgen, Inc.                                                                                  72,000
             -------------------------------------------------------------------------------------
     2,800   Cardinal Health, Inc.                                                                        143,850
             -------------------------------------------------------------------------------------
     1,300   Merck & Co., Inc.                                                                             74,750
             -------------------------------------------------------------------------------------
     1,600   Pfizer, Inc.                                                                                  91,800
             -------------------------------------------------------------------------------------
     1,300   *Scherer (R.P.) Corp.                                                                         57,850
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        440,250
             -------------------------------------------------------------------------------------  -------------
             PROCESS INDUSTRIES--0.9%
             -------------------------------------------------------------------------------------
     1,900   Air Products & Chemicals, Inc.                                                                98,087
             -------------------------------------------------------------------------------------  -------------
             RETAIL TRADE--3.3%
             -------------------------------------------------------------------------------------
     5,200   *AutoZone, Inc.                                                                              128,700
             -------------------------------------------------------------------------------------
     7,650   *Office Depot, Inc.                                                                          218,981
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        347,681
             -------------------------------------------------------------------------------------  -------------
             TELECOMMUNICATIONS--6.2%
             -------------------------------------------------------------------------------------
     2,900   *Andrew Corp.                                                                                122,525
             -------------------------------------------------------------------------------------
    17,000   Ericsson LM                                                                                  363,109
             -------------------------------------------------------------------------------------



BLANCHARD AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             TELECOMMUNICATIONS--CONTINUED
             -------------------------------------------------------------------------------------
     1,600   Glenayre Technologies, Inc.                                                            $     102,800
             -------------------------------------------------------------------------------------
       800   *U S Robotics Corp.                                                                           74,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        662,434
             -------------------------------------------------------------------------------------  -------------
             TRANSPORTATION--0.6%
             -------------------------------------------------------------------------------------
     1,800   *Fritz Companies, Inc.                                                                        63,000
             -------------------------------------------------------------------------------------  -------------
             UTILITIES--3.3%
             -------------------------------------------------------------------------------------
     6,200   Enron Corp.                                                                                  213,125
             -------------------------------------------------------------------------------------
     5,200   Frontier Corp.                                                                               140,400
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        353,525
             -------------------------------------------------------------------------------------  -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $7,367,203)                                          10,373,247
             -------------------------------------------------------------------------------------  -------------
**REPURCHASE AGREEMENT--1.6%
--------------------------------------------------------------------------------------------------
$  173,252   Merrill Lynch, Pierce, Fenner and Smith, 5.82%, dated 10/31/1995,
             due 11/1/1995 (AT AMORTIZED COST)                                                            173,252
             -------------------------------------------------------------------------------------  -------------
             TOTAL INVESTMENTS (IDENTIFIED COST $7,540,455)                                         $  10,546,499+
             -------------------------------------------------------------------------------------  -------------


*  Non-income producing.

** The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

+ The cost of investments for federal tax purposes amounts to $7,540,455. The net unrealized appreciation of investments on a federal tax basis amounts to $3,006,044, which is comprised of $3,125,990 appreciation and $119,946 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets ($10,677,572) at October 31, 1995.

The following acronym(s) are used throughout this portfolio:

ADR----American Depositary Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


BLANCHARD AMERICAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $7,540,455)                             $  10,546,499
---------------------------------------------------------------------------------------------------
Cash                                                                                                       133,501
---------------------------------------------------------------------------------------------------
Income receivable                                                                                            4,176
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           55,392
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       10,739,568
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Accrued expenses                                                                                            61,996
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 913,204 shares outstanding                                                            $  10,677,572
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $   8,327,392
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               3,006,044
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (520,602)
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                          (135,262)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  10,677,572
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
$10,677,572 / 913,204 shares outstanding                                                                    $11.69
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD AMERICAN EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $     30,801
---------------------------------------------------------------------------------------------------
Interest                                                                                                    3,263
---------------------------------------------------------------------------------------------------  ------------
     Total income                                                                                          34,064
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Management fee                                                                           $   56,625
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    20,000
---------------------------------------------------------------------------------------
Custodian fees                                                                                8,302
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     22,298
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     1,504
---------------------------------------------------------------------------------------
Auditing fees                                                                                 4,295
---------------------------------------------------------------------------------------
Legal fees                                                                                   10,602
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    27,917
---------------------------------------------------------------------------------------
Distribution services fee                                                                    25,739
---------------------------------------------------------------------------------------
Share registration costs                                                                     15,015
---------------------------------------------------------------------------------------
Printing and postage                                                                         14,094
---------------------------------------------------------------------------------------
Insurance premiums                                                                              500
---------------------------------------------------------------------------------------
Miscellaneous                                                                                13,195
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                         220,086
---------------------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------
  Waiver of management fee                                                    $ (56,625)
----------------------------------------------------------------------------
  Reimbursement of other operating expenses                                      (6,000)
----------------------------------------------------------------------------  ---------
     Total waivers and reimbursements                                                       (62,625)
---------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                    157,461
---------------------------------------------------------------------------------------------------  ------------
               Net operating loss                                                                        (123,397)
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                          439,265
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    1,625,333
---------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                    2,064,598
---------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                             $  1,941,201
---------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD AMERICAN EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1995      APRIL 30, 1995

INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net operating loss                                                           $     (123,397)      $     (218,854)
-----------------------------------------------------------------------
Net realized gain (loss) on investments                                             439,265             (304,036)
-----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              1,625,333            1,056,341
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                               1,941,201              533,451
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions in excess of net investment income                                   --                   (259,191)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      3,185,506            3,983,359
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             --                    253,349
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (4,077,478)          (8,852,967)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                        (891,972)          (4,616,259)
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                    1,049,229           (4,341,999)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                               9,628,343           13,970,342
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                                $   10,677,572       $    9,628,343
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD AMERICAN EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)
                                                                 OCTOBER 31,          YEAR ENDED APRIL 30,
                                                                    1995          1995          1994          1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                              $    9.63     $    9.42     $    9.10      $   10.00
-------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------
  Net investment income                                               (0.14)        (0.01)(d)     (0.20)(d)      (0.03)(d)
-------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               2.20          0.45          0.52          (0.87)
-------------------------------------------------------------       -------     ---------     ---------     -----------
  Total from investment operations                                     2.06          0.44          0.32          (0.90)
-------------------------------------------------------------       -------     ---------     ---------     -----------
LESS DISTRIBUTIONS
-------------------------------------------------------------
  Distributions in excess of net investment income                   --             (0.23)       --             --
-------------------------------------------------------------       -------     ---------     ---------     -----------
NET ASSET VALUE, END OF PERIOD                                    $   11.69     $    9.63     $    9.42      $    9.10
-------------------------------------------------------------       -------     ---------     ---------     -----------
TOTAL RETURN (B)                                                      21.39%         4.83%         3.52%         (9.00%)
-------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------
  Expenses                                                             3.05%*        3.05%         3.00%          3.13%*
-------------------------------------------------------------
  Net investment income                                               (2.39%)*      (1.87%)       (2.04%)        (1.66%)*
-------------------------------------------------------------
  Expense waiver/reimbursement (c)                                     1.21%*        0.74%         0.01%          0.60%*
-------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------
  Net assets, end of period (000 omitted)                           $10,678        $9,628       $13,970        $31,148
-------------------------------------------------------------
  Portfolio turnover                                                     32%           45%           97%            49%
-------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 9, 1992 (commencement of operations) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Calculated based on average shares outstanding

(See Notes which are an integral part of the Financial Statements)


BLANCHARD AMERICAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Blanchard American Equity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $891,524, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                                  EXPIRATION YEAR                                       EXPIRATION AMOUNT
2002                                                                                       $   584,268
-----------------------------------------------------------------------------------
2003                                                                                       $   307,256
-----------------------------------------------------------------------------------


     As of April 30, 1995, the Fund had temporary book/tax differences primarily attributable to wash sale loss deferrals. The Fund had permanent book/tax differences primarily attributable to net operating loses. To reflect reclassifications arising from permanent tax/book differences for the year ended April 30, 1995, paid-in-capital was charged $466,180, accumulated realized loss-net was credited $33,889 and accumulated distributions in excess of investment income-net was credited $432,291.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to organizational expenses and registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period not to exceed five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

Transactions in shares were as follows:

                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                           OCTOBER 31, 1995      APRIL 30, 1995
Shares sold                                                                      285,509              417,825
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                --                   27,994
----------------------------------------------------------------------
Shares redeemed                                                                 (372,574)            (928,616)
----------------------------------------------------------------------        ----------        ----------------
     Net change resulting from share transactions                                (87,065)            (482,797)
----------------------------------------------------------------------        ----------        ----------------



BLANCHARD AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's investment manager, (the "Manager"), receives for its services an annual investment advisory fee equal to 1.10% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Virtus Capital Management, Inc. became the Fund's investment manager on July 13, 1995. Prior to July 13, 1995, Sheffield Management Company served as the Fund's investment manager for which it received a fee.

For the six months ended October 31, 1995, the managers earned fees and reimbursed other expenses as follows:

                                                                                      AMOUNT OF      AMOUNT OF
                                     MANAGER                                         FEE EARNED      FEE WAIVED
Sheffield Management Company                                                          $  22,465      $   22,465
----------------------------------------------------------------------------------
Virtus Capital Management, Inc.                                                       $  34,160      $   34,160
----------------------------------------------------------------------------------


SUB-ADVISORY FEE--Provident Investment Counsel provides the Manager with sub-advisory services for which it receives a fee from the Manager determined by applying the following annual rates to the Fund's average daily net assets: .50% of the first $150 million; .45% of the next $100 million; .40% of the next $150 million; and .35% of average daily net assets in excess of $400 million. In addition, Provident Investment Counsel may voluntarily choose to reduce its compensation

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .50% of the average daily net assets of the Fund, annually, to reimburse FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

FSC became the Fund's distributor on July 13, 1995. Prior to July 13, 1995, Sheffield Investments, Inc. served as the Fund's distributor and was reimbursed from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares.
BLANCHARD AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

For the six months ended October 31, 1995, the distributors earned fees as follows:

                                                                                                       AMOUNT OF
                                            DISTRIBUTOR                                               FEE EARNED
Sheffield Investments, Inc.                                                                            $  10,212
---------------------------------------------------------------------------------------------------
Federated Securities Corp.                                                                             $  15,527
---------------------------------------------------------------------------------------------------


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee.

For the six months ended October 31, 1995, the transfer agents earned fees as follows:

                                                                                                       AMOUNT OF
                                          TRANSFER AGENT                                              FEE EARNED
United States Trust Company of New York                                                                $  20,238
---------------------------------------------------------------------------------------------------
Federated Services Company                                                                             $   2,060
---------------------------------------------------------------------------------------------------


PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee.

For the six months ended October 31, 1995, the portfolio accountants earned fees as follows:

                                                                                                       AMOUNT OF
                                       PORTFOLIO ACCOUNTANT                                           FEE EARNED
Mutual Fund Services Company                                                                           $  25,338
---------------------------------------------------------------------------------------------------
Federated Services Company                                                                             $   2,579
---------------------------------------------------------------------------------------------------


CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee.


BLANCHARD AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

For the six months ended October 31, 1995, the custodians earned fees as follows:

                                                                                                       AMOUNT OF
                                             CUSTODIAN                                                FEE EARNED
United States Trust Company of New York                                                                $   7,535
---------------------------------------------------------------------------------------------------
Signet Trust Company                                                                                   $     767
---------------------------------------------------------------------------------------------------


ORGANIZATIONAL EXPENSES--Organizational expenses of $132,941 were borne initially by Sheffield Management Company.

The Fund has agreed to reimburse Sheffield Management Company for the organizational expenses during the five year period following effective date. For the period ended October 31, 1995, the Fund paid $13,195 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the six months ended October 31, 1995, were as follows:

PURCHASES                                                                                             $  3,266,131
----------------------------------------------------------------------------------------------------  ------------
SALES                                                                                                 $  4,311,643
----------------------------------------------------------------------------------------------------  ------------



Blanchard
American
Equity Fund

Semi-Annual
Report
October 31, 1995

Managed by: Virtus Capital Management

Portfolio Advisers
Provident Investment
Counsel

Blanchard
American
Equity Fund

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CUSIP 093212207
G01485-02 (12/95)




President's Message

December 15, 1995


Dear Shareholder,

I'm pleased to present the Semi-Annual Report for your Blanchard Flexible Income Fund for the six-month period ended October 31, 1995.

This report provides you with complete financial information on your Fund, including a list of investments included in the portfolio and the financial statements.

To further update you, as of December 4, 1995, the year-to-date total return of your Blanchard Flexible Income Fund was a solid 14.10%.* (Average annual returns through 9/30/95 for the 1-year and since inception [11/2/92] periods were respectively: 10.55% and 6.73%.*)

Although past performance is not a guarantee of future performance, we're quite pleased with this year's results so far, as we hope you are.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

     Sincerely,



     Edward C. Gonzales
     President

*Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. Year-to-date total return assumes reinvestment of all distributions. Average annual return numbers are the total return annualized and compounded, and assume reinvestment of all distributions. Returns shown do not reflect an account opening fee which was charged at the Fund's inception, but is no longer charged.



BLANCHARD FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                                            VALUE
CORPORATE BONDS--35.0%
-------------------------------------------------------------------------------------------------
                     AIRLINES--1.2%
                     -----------------------------------------------------------------------------
$           852,000  Piedmont Aviation, Inc., 9.90%, 1/15/2001                                      $      781,710
                     -----------------------------------------------------------------------------
          1,389,000  Piedmont Aviation, Inc., 10.15%, 3/28/2003                                          1,281,353
                     -----------------------------------------------------------------------------
            896,000  USAir, Inc., 9.90%, 1/15/2001                                                         822,080
                     -----------------------------------------------------------------------------  --------------
                     Total                                                                               2,885,143
                     -----------------------------------------------------------------------------  --------------
                     BASIC MATERIALS--3.0%
                     -----------------------------------------------------------------------------
          1,500,000  Bethlehem Steel Corp., Sr. Note, 10.375%, 9/1/2003                                  1,582,500
                     -----------------------------------------------------------------------------
          1,500,000  Doman Industries, Ltd., Sr. Note, 8.75%, 3/15/2004                                  1,440,000
                     -----------------------------------------------------------------------------
          1,500,000  Earle M. Jorgensen Co., Sr. Note, 10.75%, 3/1/2000                                  1,490,625
                     -----------------------------------------------------------------------------
          1,000,000  Maxxam Group, Inc., Sr. Note, 11.25%, 8/1/2003                                        992,500
                     -----------------------------------------------------------------------------
          1,500,000  Northwestern Steel & Wire Co., Sr. Note, 9.50%, 6/15/2001                           1,462,500
                     -----------------------------------------------------------------------------  --------------
                     Total                                                                               6,968,125
                     -----------------------------------------------------------------------------  --------------
                     BROADCASTING--0.4%
                     -----------------------------------------------------------------------------
          1,000,000  Storer Communications, Deb., 10.00%, 5/15/2003                                      1,006,250
                     -----------------------------------------------------------------------------  --------------
                     CHEMICALS--0.4%
                     -----------------------------------------------------------------------------
          1,000,000  Freeport-McMoran Resource, Sr. Sub. Note, 8.75%, 2/15/2004                          1,020,000
                     -----------------------------------------------------------------------------  --------------
                     CONSUMER RELATED--2.4%
                     -----------------------------------------------------------------------------
          1,500,000  Pathmark Stores, Inc., Sr. Sub. Note, 9.625%, 5/1/2003                              1,486,875
                     -----------------------------------------------------------------------------
          1,750,000  Penn Traffic Co., Sr. Note, 10.25%, 2/15/2002                                       1,631,875
                     -----------------------------------------------------------------------------
          1,600,000  Revlon Consumer Products Corp., Deb., 10.875%, 7/15/2010                            1,616,000
                     -----------------------------------------------------------------------------
          1,000,000  U.S. Leather, Inc., Sr. Note, 10.25%, 7/31/2003                                       805,000
                     -----------------------------------------------------------------------------  --------------
                     Total                                                                               5,539,750
                     -----------------------------------------------------------------------------  --------------
                     ELECTRONICS--0.4%
                     -----------------------------------------------------------------------------
          1,000,000  Bell & Howell Co., Sr. Note, 9.25%, 7/15/2000                                       1,020,000
                     -----------------------------------------------------------------------------  --------------
                     ENERGY & OIL RELATED--3.8%
                     -----------------------------------------------------------------------------
          2,000,000  CTC Mansfield Funding Corp., Deb., 10.25%, 3/30/2003                                2,038,136
                     -----------------------------------------------------------------------------
$         2,000,000  Maxus Energy Corp., Medium Term Note, 11.02%, 5/15/2001                        $    2,015,000
                     -----------------------------------------------------------------------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                                            VALUE
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
                     ENERGY & OIL RELATED--CONTINUED
                     -----------------------------------------------------------------------------
          3,000,000  Triton Energy Corp., Sr. Sub. Disc. Note, 9.75%-12.50%,
                     11/1/1997-12/15/2000                                                                2,685,000
                     -----------------------------------------------------------------------------
          2,218,808  Tucson Electric Power Co., 10.21%, 1/1/2009                                         2,174,432
                     -----------------------------------------------------------------------------  --------------
                     Total                                                                               8,912,568
                     -----------------------------------------------------------------------------  --------------
                     FINANCIAL SERVICES--6.3%
                     -----------------------------------------------------------------------------
          1,000,000  American Annuity Group, Inc., Sr. Sub. Note, 11.125%, 2/1/2003                      1,055,000
                     -----------------------------------------------------------------------------
          2,000,000  Americo Life, Inc., Sr. Sub. Note, 9.25%, 6/1/2005                                  1,890,000
                     -----------------------------------------------------------------------------
          1,500,000  Bally Park Place Funding, Inc., 1st Mtg. Bond, 9.25%, 3/15/2004                     1,486,875
                     -----------------------------------------------------------------------------
          1,750,000  Granite Development Partners, Sr. Note, 10.83%, 11/15/2003                          1,303,750
                     -----------------------------------------------------------------------------
          3,550,000  Leucadia National Corp., Sr. Sub., 10.375%, 6/15/2002                               3,869,500
                     -----------------------------------------------------------------------------
          1,000,000  Navistar Financial Corp., Owner Trust, Sr. Sub. Note, 8.875%,
                     11/15/1998                                                                          1,010,000
                     -----------------------------------------------------------------------------
          1,250,000  Phoenix Re Corp., Sr. Note, 9.75%, 8/15/2003                                        1,318,750
                     -----------------------------------------------------------------------------
          1,500,000  Presidential Life Corp., Sr. Note, 9.50%, 12/15/2000                                1,545,000
                     -----------------------------------------------------------------------------
          1,250,000  Reliance Group Holdings, Inc., Sr. Note, 9.00%, 11/15/2000                          1,275,000
                     -----------------------------------------------------------------------------  --------------
                     Total                                                                              14,753,875
                     -----------------------------------------------------------------------------  --------------
                     HEALTHCARE--1.0%
                     -----------------------------------------------------------------------------
          2,278,603  Omega Healthcare Investors, Inc., Sr. Note, 7.11%, 7/15/2000                        2,259,007
                     -----------------------------------------------------------------------------  --------------
                     HOTELS--0.5%
                     -----------------------------------------------------------------------------
          1,000,000  Host Marriot Travel Plaza, Sr. Note, 9.50%, 5/15/2005                                 985,000
                     -----------------------------------------------------------------------------  --------------
                     INDUSTRIAL RELATED--11.4%
                     -----------------------------------------------------------------------------
            800,333  ACF Industries, Inc., 12.50%, 2/1/1998                                                801,334
                     -----------------------------------------------------------------------------
          1,000,000  ADT Operations, Inc., Sr. Sub. Note, 9.25%, 8/1/2003                                1,065,000
                     -----------------------------------------------------------------------------
          2,000,000  Armco, Inc., Sr. Note, 9.375%, 11/1/2000                                            1,970,000
                     -----------------------------------------------------------------------------
          1,500,000  CMI Industries, Inc., Sr. Sub. Note, 9.50%, 10/1/2003                               1,342,500
                     -----------------------------------------------------------------------------
          1,500,000  Eletson Holdings, Inc., 9.25%, 11/15/2003                                           1,485,000
                     -----------------------------------------------------------------------------
          1,500,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                      1,357,500
                     -----------------------------------------------------------------------------
$         3,000,000  Owens-Illinois, Inc., Note, 10.00%, 8/1/2002                                   $    3,120,000
                     -----------------------------------------------------------------------------
          2,250,000  PDV America, Inc., Sr. Note, 7.25%, 8/1/1998                                        2,171,250
                     -----------------------------------------------------------------------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                                            VALUE
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
                     INDUSTRIAL RELATED--CONTINUED
                     -----------------------------------------------------------------------------
          1,250,000  Riverwood International Corp., Sr. Note, 10.75%, 6/15/2000                          1,315,625
                     -----------------------------------------------------------------------------
          1,800,000  Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003                                      1,793,250
                     -----------------------------------------------------------------------------
          3,000,000  Sequa Corp., Sr. Note, 8.75%, 12/15/2001                                            2,767,500
                     -----------------------------------------------------------------------------
          2,000,000  Stone Consolidated Corp., Sr. Note, 10.25%, 12/15/2000                              2,145,000
                     -----------------------------------------------------------------------------
          2,500,000  Stone Container Corp., Sr. Note, 9.875%, 2/1/2001                                   2,478,125
                     -----------------------------------------------------------------------------
          1,500,000  Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001                                     1,552,500
                     -----------------------------------------------------------------------------
          1,500,000  UNC, Inc., Sr. Note, 9.125%, 7/15/2003                                              1,458,750
                     -----------------------------------------------------------------------------  --------------
                     Total                                                                              26,823,334
                     -----------------------------------------------------------------------------  --------------
                     INSURANCE--0.4%
                     -----------------------------------------------------------------------------
          1,000,000  Penn Central Corp., Sub. Note, 10.625%, 4/15/2000                                   1,052,660
                     -----------------------------------------------------------------------------  --------------
                     PAPER PRODUCTS--0.9%
                     -----------------------------------------------------------------------------
          1,250,000  Fort Howard Corp., Sr. Sub. Note, 9.00%, 2/1/2006                                   1,193,750
                     -----------------------------------------------------------------------------
          1,000,000  Repap Wisconsin, Inc., 1st Priority Sr. Secd. Note, 9.25%,
                     2/1/2002                                                                              970,000
                     -----------------------------------------------------------------------------  --------------
                     Total                                                                               2,163,750
                     -----------------------------------------------------------------------------  --------------
                     TELECOMMUNICATIONS--2.5%
                     -----------------------------------------------------------------------------
          1,200,000  Cablevision Industries Corp., Sr. Note, 10.75%, 1/30/2002                           1,309,500
                     -----------------------------------------------------------------------------
          1,000,000  Cablevision Systems Corp., Sr. Sub. Deb., 10.75%, 4/1/2004                          1,056,250
                     -----------------------------------------------------------------------------
          1,000,000  Centennial Cellular Corp., Sr. Note, 10.125%, 5/15/2005                             1,030,000
                     -----------------------------------------------------------------------------
          4,000,000  Rogers Cablesystems Ltd., Sr. Secd. Note, 9.65%, 1/15/2014                          2,597,403
                     -----------------------------------------------------------------------------  --------------
                     Total                                                                               5,993,153
                     -----------------------------------------------------------------------------  --------------
                     UTILITIES-ELECTRIC--0.4%
                     -----------------------------------------------------------------------------
          1,000,000  Cleveland Electric Illuminating Co., 1st Mtg. Bond, 9.50%,
                     5/15/2005                                                                           1,020,645
                     -----------------------------------------------------------------------------  --------------
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $80,736,155)                                82,403,260
                     -----------------------------------------------------------------------------  --------------
U.S. GOVERNMENT AND AGENCY ISSUES--54.2%
--------------------------------------------------------------------------------------------------
$        10,000,000  Federal National Mortgage Association, 8.625%, 4/10/2001                       $   10,103,990
                     -----------------------------------------------------------------------------
         44,404,427  Government National Mortgage Association, 7.00%-10.00%,
                     6/15/2021-10/15/2025                                                               46,433,214
                     -----------------------------------------------------------------------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                                            VALUE
U.S. GOVERNMENT AND AGENCY ISSUES--CONTINUED
--------------------------------------------------------------------------------------------------
          2,000,000  Resolution Trust Corp 1993-N3A, Series 1993, Class 4N3, 10.50%,
                     10/15/2003                                                                          2,005,000
                     -----------------------------------------------------------------------------
            145,313  Resolution Trust Corp. 1994-N1, Series 1994-N1, Class 2, 6.00%,
                     1/15/2004                                                                             145,176
                     -----------------------------------------------------------------------------
          1,250,000  Resolution Trust Corp. 1994-N1, Series 1994-N1, Class 4, 10.50%,
                     1/15/2004                                                                           1,256,250
                     -----------------------------------------------------------------------------
          1,500,000  Resolution Trust Corp. 1994-N2, Series 1994-N2, Class 4, 10.50%,
                     12/15/2004                                                                          1,503,750
                     -----------------------------------------------------------------------------
         17,000,000  United States Treasury Bill, 5/30/1996                                             16,477,879
                     -----------------------------------------------------------------------------
         20,000,000  United States Treasury Bond, 8.125%, 8/15/2019                                     24,075,000
                     -----------------------------------------------------------------------------
         25,000,000  United States Treasury Note, 6.50%, 4/30/1999                                      25,593,750
                     -----------------------------------------------------------------------------  --------------
                     TOTAL U.S. GOVERNMENT AND AGENCY ISSUES
                     (IDENTIFIED COST $125,772,700)                                                    127,594,009
                     -----------------------------------------------------------------------------  --------------
FOREIGN GOVERNMENT--8.7%
--------------------------------------------------------------------------------------------------
     DKK 28,400,000  Denmark, Foreign Gov't. Guarantee, 7.00%, 12/15/2004                                4,934,656
                     -----------------------------------------------------------------------------
     DEM 14,180,000  Germany (Fed Republic), 7.25%-8.25%, 9/20/2001-10/21/2002                          10,855,906
                     -----------------------------------------------------------------------------
      AUD 6,550,000  Treasury Corp. of Victoria, 8.25%, 10/15/2003                                       4,827,183
                     -----------------------------------------------------------------------------  --------------
                     TOTAL FOREIGN GOVERNMENTS (IDENTIFIED COST $22,990,756)                            20,617,745
                     -----------------------------------------------------------------------------  --------------
                     TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST $229,499,611)                        230,615,014
                     -----------------------------------------------------------------------------  --------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                                            VALUE
*REPURCHASE AGREEMENT--0.4%
--------------------------------------------------------------------------------------------------
$         1,000,858  Merrill Lynch & Co., Inc., 5.82%, dated 10/31/1995, due 11/1/1995              $    1,000,858
                     -----------------------------------------------------------------------------  --------------
                     TOTAL INVESTMENTS (IDENTIFIED COST $230,500,469)                               $  231,615,872+
                     -----------------------------------------------------------------------------  --------------


+ The cost of investments for federal income tax purposes amounts to $230,500,469. The net unrealized appreciation of investments on a federal tax basis amounts to $1,115,403 which is comprised of $3,921,712 appreciation and $2,806,309 depreciation at October 31, 1995.

* Repurchase Agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

Note: The categories of investments are shown as a percentage of net assets
      ($235,552,733) at October 31, 1995.

The following acronym(s) are used throughout this portfolio:

AUD--Australian Dollars
DEM--Deutsche Marks
DKK--Danish Kroner

(See Notes which are an integral part of the Financial Statements)

BLANCHARD FLEXIBLE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $230,500,469)                         $  231,615,872
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       4,372,164
-------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                         2,148,561
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                443,107
-------------------------------------------------------------------------------------------------
Receivable for foreign currency sold                                                                   18,853,551
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                         104,136
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     257,537,391
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                         $     955,186
----------------------------------------------------------------------------------
Income distribution payable                                                             1,256,240
----------------------------------------------------------------------------------
Payable to Bank                                                                           435,385
----------------------------------------------------------------------------------
Payable for foreign taxes withheld                                                          2,210
----------------------------------------------------------------------------------
Payable for foreign currency purchased                                                 18,853,551
----------------------------------------------------------------------------------
Accrued expenses                                                                          482,086
----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                 21,984,658
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS FOR 48,324,102 shares outstanding                                                       $  235,552,733
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  252,016,334
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and foreign currency transactions                            1,221,784
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                        (16,794,674)
-------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                                             (890,711)
-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  235,552,733
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$235,552,733 / 48,324,102 shares outstanding                                                                $4.87
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------
Dividends                                                                                            $       2,977
---------------------------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $2,210)                                                       9,795,829
---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        9,798,806
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Management fee                                                                           $  950,594
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    91,000
---------------------------------------------------------------------------------------
Custodian fees                                                                               66,600
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    343,557
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     7,233
---------------------------------------------------------------------------------------
Auditing fees                                                                                62,384
---------------------------------------------------------------------------------------
Legal fees                                                                                   20,373
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    90,371
---------------------------------------------------------------------------------------
Distribution services fee                                                                   316,865
---------------------------------------------------------------------------------------
Share registration costs                                                                     40,936
---------------------------------------------------------------------------------------
Printing and postage                                                                         82,605
---------------------------------------------------------------------------------------
Miscellaneous                                                                                16,944
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                      2,089,462
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                          7,709,344
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                       1,764,989
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and foreign currency transactions                   7,355,814
---------------------------------------------------------------------------------------------------  -------------
Net realized and unrealized gain on investments and foreign currency transactions                        9,120,803
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  16,830,147
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                               (UNAUDITED)          YEAR ENDED
                                                                             OCTOBER 31, 1995     APRIL 30, 1995

INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                        $      7,709,344     $   23,667,093
-------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions           1,764,989        (25,650,427)
-------------------------------------------------------------------------
Net change in unrealized appreciation of investments and foreign currency
transactions                                                                        7,461,116          9,037,357
-------------------------------------------------------------------------  --------------------  ----------------
     Change in net assets resulting from operations                                16,935,449          7,054,023
-------------------------------------------------------------------------  --------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income                                           (7,857,461)          (178,445)
-------------------------------------------------------------------------
Tax return of capital                                                               --               (23,736,224)
-------------------------------------------------------------------------  --------------------  ----------------
     Change in net assets resulting from distributions to shareholders             (7,857,461)       (23,914,669)
-------------------------------------------------------------------------  --------------------  ----------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                       29,083,874        107,867,527
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                              5,130,738         18,885,949
-------------------------------------------------------------------------
Cost of shares redeemed                                                           (70,162,951)      (397,723,871)
-------------------------------------------------------------------------  --------------------  ----------------
     Change in net assets resulting from share transactions                       (35,948,339)      (270,970,395)
-------------------------------------------------------------------------  --------------------  ----------------
          Change in net assets                                                    (26,870,351)      (287,831,041)
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                               262,423,084        550,254,125
-------------------------------------------------------------------------  --------------------  ----------------
End of period                                                                $    235,552,733     $  262,423,084
-------------------------------------------------------------------------  --------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

BLANCHARD FLEXIBLE INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX MONTHS
                                                                   ENDED
                                                                (UNAUDITED)         YEAR ENDED             PERIOD
                                                                OCTOBER 31,          APRIL 30,          ENDED APRIL 30,
                                                                   1995           1995       1994           1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                             $    4.71     $    4.85  $    5.09       $    5.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                               0.14          0.30(d)      0.40           0.21
------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments              0.17         (0.13)     (0.17)           0.09
------------------------------------------------------------        ------     ---------  ---------          ------
  Total from investment operations                                    0.31          0.17       0.23            0.30
------------------------------------------------------------        ------     ---------  ---------          ------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                           (0.15)         0.00      (0.36)          (0.21)
------------------------------------------------------------
  Distributions in excess of net investment income                  --             (0.31 (e)     (0.03 (e)         --
------------------------------------------------------------
  Distributions from net realized gain on investment
  transactions                                                      --            --          (0.08)         --
------------------------------------------------------------        ------     ---------  ---------          ------
  Total distributions                                                (0.15)        (0.31)     (0.47)          (0.21)
------------------------------------------------------------        ------     ---------  ---------          ------
NET ASSET VALUE, END OF PERIOD                                   $    4.87     $    4.71  $    4.85       $    5.09
------------------------------------------------------------        ------     ---------  ---------          ------
TOTAL RETURN (B)                                                      6.68%         3.74%      4.11%           6.17%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                            1.65%*        1.58%      1.30%           0.20%*
------------------------------------------------------------
  Net investment income                                               6.07%*        6.52%      7.10%           9.02%*
------------------------------------------------------------
  Expense waiver/reimbursement (c)                                  --              0.01%      0.11%           1.39%*
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
  Net assets, end of period (000 omitted)                         $235,553      $262,423   $550,254        $315,845
------------------------------------------------------------
  Portfolio turnover                                                   289%          455%       346%            129%
------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from November 2, 1992 (commencement of operations) to April 30, 1993.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (d) Calculated based on average shares.

 (e) Distribution represents a tax return of capital.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Blanchard Flexible Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $13,824,044, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     Additionally, net capital losses of $4,733,320 attributable to security transactions incurred after October 31, 1994 are treated as arising on May 1, 1995, the first day of the Fund's taxable year.

     As of April 30, 1995, the Fund had temporary book/tax differences primarily attributable to wash sales and post-October capital loss deferrals. To reflect reclassifications arising from permanent book/tax differences for the year ended April 30, 1995, paid-in-capital was charged $23,882,654, accumulated realized loss--net was debited $8,777,420 and accumulated distributions in excess of investment income--net was debited $15,105,234.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to organizational expenses and registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period not to exceed five years from the Fund's commencement date.

     FOREIGN CURRENCY COMMITMENTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

     At October 31, 1995, the Fund had outstanding foreign currency commitments as set forth below:

                              COMMITMENTS TO                                  UNREALIZED
  SETTLEMENT DATE            DELIVER/RECEIVE             IN EXCHANGE FOR     APPRECIATION
       11/14/95              28,680,000 Danish Kroner     $   5,210,756       $    38,146
       11/14/95            3,550,000 Canadian Dollars     $   2,630,701       $    18,948
        2/21/96             15,570,000 Deutsche Marks     $  11,012,094       $    49,287
                                                       -------------------  ---------------
                                                Total     $  18,853,551       $   106,381
                                                       -------------------  ---------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

Transactions in shares were as follows:

                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                           OCTOBER 31, 1995      APRIL 30, 1995
Shares sold                                                                      6,053,513           22,941,483
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared               1,063,919            4,034,188
----------------------------------------------------------------------
Shares redeemed                                                                (14,550,483)         (84,785,272)
----------------------------------------------------------------------  ----------------------  ----------------
     Net change resulting from share transactions                               (7,433,051)         (57,809,601)
----------------------------------------------------------------------  ----------------------  ----------------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's investment manager, (the "Manager"), receives for its services an annual management fee equal to
 .75% of the Fund's average daily net assets.

Virtus Capital Management, Inc. became the Fund's investment manager on July 13, 1995. Prior to July 13, 1995, Sheffield Management Company served as the Fund's investment manager and received for its services an annual investment management fee equal to .75% of the Fund's average daily net assets.

For the six months ended October 31, 1995, the managers earned fees as follows:

                                                                                                       AMOUNT OF
MANAGER                                                                                               FEE EARNED
Sheffield Management Company                                                                          $   377,138
---------------------------------------------------------------------------------------------------  -------------
Virtus Capital Management, Inc.                                                                       $   573,456
---------------------------------------------------------------------------------------------------  -------------


SUB-ADVISORY FEE--OFFITBANK provides the manager with sub-advisory services for which it receives a fee from the Manager determined by applying the following annual rates to the Fund's average daily net assets: .30% of the first $25 million of the Fund1s average daily net assets; .25% of the next $25 million of average daily net assets; and .20% of average daily net assets in excess of $50 million. In addition, OFFITBANK may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .25% of the average daily net assets of the Fund's shares, annually, to reimburse FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

FSC became the Fund's distributor on July 13, 1995. Prior to July 13, 1995, Sheffield Investments, Inc. served as the Fund's distributor and was reimbursed from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares.

For the six months ended October 31, 1995, the distributors earned fees as follows:

                                                                                                       AMOUNT OF
DISTRIBUTOR                                                                                           FEE EARNED
Sheffield Investments, Inc.                                                                           $   125,713
---------------------------------------------------------------------------------------------------  -------------
Federated Securities Corp.                                                                            $   191,152
---------------------------------------------------------------------------------------------------  -------------


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee.

For the period ended October 31, 1995, the transfer agents earned fees as follows:

                                                                                                       AMOUNT OF
TRANSFER AGENT                                                                                        FEE EARNED
United States Trust Company of New York                                                               $   311,815
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                            $    31,742
---------------------------------------------------------------------------------------------------  -------------


PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee.

For the six months ended October 31, 1995, the portfolio accountants earned fees as follows:

                                                                                                       AMOUNT OF
PORTFOLIO ACCOUNTANT                                                                                  FEE EARNED
Mutual Fund Services Company                                                                           $  82,021
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                             $   8,350
---------------------------------------------------------------------------------------------------  -------------


CUSTODIAN FEES--Signet Trust Company is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee.

For the six months ended October 31, 1995, the custodians earned fees as follows:

                                                                                                       AMOUNT OF
CUSTODIAN                                                                                             FEE EARNED
United States Trust Company of New York                                                                $  60,446
---------------------------------------------------------------------------------------------------  -------------
Signet Trust Company                                                                                   $   6,154
---------------------------------------------------------------------------------------------------  -------------


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the six months ended October 31, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  673,802,393
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                                  706,575,810
--------------------------------------------------------------------------------------------------  --------------




                       THIS PAGE INTENTIONALLY LEFT BLANK


                       THIS PAGE INTENTIONALLY LEFT BLANK





Blanchard
Flexible
Income Fund

Semi-Annual
Report
October 31, 1995
Managed by: Virtus Capital Management

Portfolio Advisers
OFFITBANK

Blanchard
Flexible
Income Fund

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.
Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CUSIP 093212306
G01485-07 (12/95)


President's Message

December 15, 1995


Dear Shareholder,

I'm pleased to present the Semi-Annual Report for your Blanchard Short-Term Flexible Income Fund (previously named Blanchard Short-Term Bond Fund), for the six-month period ended October 31, 1995.

This report provide you with complete financial information on your Fund, including a list of investments included in the portfolio and the financial statements.

To further update you, as of December 4, 1995, the year-to-date total return of your Blanchard Short-Term Flexible Income Fund was a solid 8.20%.* (Average annual returns through 9/30/95 for the 1-year and since inception [4/16/93] periods were respectively: 7.69% and 5.11%.*)

Although past performance is not a guarantee of future performance, we're quite pleased with this year's results so far, as we hope you are.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

     Sincerely,

     Edward C. Gonzales
        President

*Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. Year-to-date total return assumes reinvestment of all distributions. Average annual return numbers are the total return annualized and compounded, and assume reinvestment of all distributions. Returns shown do not reflect certain management fees which were waived during the period. If management fees were reflected, the returns would be lower.



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--35.6%
---------------------------------------------------------------------------------------------------
              AIRLINES--0.9%
              -------------------------------------------------------------------------------------
$    200,000  USAir, Inc., 9.80%, 1/15/2000                                                          $     186,000
              -------------------------------------------------------------------------------------  -------------
              BASIC MATERIALS--2.5%
              -------------------------------------------------------------------------------------
     500,000  Owens-Illinois, Inc., Sr. Sub. Note, 10.25%, 4/1/1999                                        514,375
              -------------------------------------------------------------------------------------  -------------
              CONSUMER RELATED--3.4%
              -------------------------------------------------------------------------------------
     200,000  MacAndrew Forbes, Deb., 12.25%, 7/1/1996                                                     202,500
              -------------------------------------------------------------------------------------
     500,000  Revlon Consumer Products Corp., Sr. Note, 9.50%, 6/1/1999                                    506,250
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                        708,750
              -------------------------------------------------------------------------------------  -------------
              ENERGY & OIL RELATED--3.4%
              -------------------------------------------------------------------------------------
     250,000  Texas New Mexico Power, 1st Mtg. Bond, 9.25%, 9/15/2000                                      264,509
              -------------------------------------------------------------------------------------
     500,000  Triton Energy Corp., Sr. Sub. Disc. Note, 11/1/1997                                          427,500
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                        692,009
              -------------------------------------------------------------------------------------  -------------
              FINANCE - RETAIL--1.0%
              -------------------------------------------------------------------------------------
     200,000  Scotsman Industries, Inc., Sr. Note, 9.50%, 12/15/2000                                       198,000
              -------------------------------------------------------------------------------------  -------------
              FINANCIAL SERVICES--6.0%
              -------------------------------------------------------------------------------------
     500,000  Navistar Financial Corp., Owner Trust, Sr. Sub. Note, 8.875%,
              11/15/1998                                                                                   505,000
              -------------------------------------------------------------------------------------
     400,000  Presidential Life Corp., Sr. Note, 9.50%, 12/15/2000                                         412,000
              -------------------------------------------------------------------------------------
     300,000  Reliance Group Holdings, Inc., Sr. Note, 9.00%, 11/15/2000                                   306,000
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,223,000
              -------------------------------------------------------------------------------------  -------------
              INDUSTRIAL RELATED--9.2%
              -------------------------------------------------------------------------------------
     350,000  Armco, Inc., Sr. Note, 9.375%, 11/1/2000                                                     344,750
              -------------------------------------------------------------------------------------
     500,000  PDV America, Sr. Note, 7.25%, 8/1/1998                                                       482,500
              -------------------------------------------------------------------------------------
     350,000  Sequa Corp., Sr. Note, 8.75%, 12/15/2001                                                     322,875
              -------------------------------------------------------------------------------------
     250,000  Stone Container Corp., Sr. Note, 9.875%, 2/1/2001                                            247,812
              -------------------------------------------------------------------------------------
     200,000  Stone Container Corp., Sr. Sub. Note, 11.00%, 8/15/1999                                      205,000
              -------------------------------------------------------------------------------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------------
              INDUSTRIAL RELATED--CONTINUED
              -------------------------------------------------------------------------------------
$    300,000  Unisys Corp., Sr. Note, 10.625%, 10/1/1999                                             $     277,500
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,880,437
              -------------------------------------------------------------------------------------  -------------
              INSURANCE--1.3%
              -------------------------------------------------------------------------------------
     250,000  Penn Central Corp., Sub. Note, 10.625%, 4/15/2000                                            263,165
              -------------------------------------------------------------------------------------  -------------
              OTHER--2.4%
              -------------------------------------------------------------------------------------
     250,000  SIFTO Canada, Inc., Sr. Note, 8.50%, 7/15/2000                                               233,387
              -------------------------------------------------------------------------------------  -------------
              PAPER PRODUCTS--1.4%
              -------------------------------------------------------------------------------------
     300,000  Repap Wisconsin, Inc., 1st Priority Sr. Secd. Note, 9.25%, 2/1/2002                          291,000
              -------------------------------------------------------------------------------------  -------------
              STEEL--0.9%
              -------------------------------------------------------------------------------------
     200,000  Wheeling Pittsburgh Corp., Sr. Note, 9.375%, 11/15/2003                                      184,750
              -------------------------------------------------------------------------------------  -------------
              TELECOMMUNICATIONS--3.2%
              -------------------------------------------------------------------------------------
     300,000  Centennial Cellular Corp., Sr. Note, 8.875%, 11/1/2001                                       293,250
              -------------------------------------------------------------------------------------
     368,800  SCI Television, Inc., Note, 7.50%, 6/30/1998                                                 368,800
              -------------------------------------------------------------------------------------
     250,000  Videotron Ltd., Sr. Sub. Note, 10.25%, 10/15/2002                                            260,625
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                        922,675
              -------------------------------------------------------------------------------------  -------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $7,327,037)                                         7,297,548
              -------------------------------------------------------------------------------------  -------------
U.S. GOVERNMENT AGENCY--12.1%
---------------------------------------------------------------------------------------------------
   2,262,130  Government National Mortgage Association, 10.00%,
              6/15/2021 (identified cost $2,465,721)                                                     2,477,595
              -------------------------------------------------------------------------------------  -------------
U.S. TREASURY SECURITIES--49.4%
---------------------------------------------------------------------------------------------------
              U.S. TREASURY BILL--5.9%
              -------------------------------------------------------------------------------------
   1,250,000  5/30/1996                                                                                  1,211,609
              -------------------------------------------------------------------------------------  -------------
              U.S. TREASURY NOTES--43.5%
              -------------------------------------------------------------------------------------
   4,300,000  6.50%, 5/15/1997                                                                           4,356,438
              -------------------------------------------------------------------------------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
U.S. TREASURY SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
              U.S. TREASURY NOTES--CONTINUED
              -------------------------------------------------------------------------------------
$  4,500,000  6.875%, 10/31/1996                                                                     $   4,557,650
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      8,914,088
              -------------------------------------------------------------------------------------  -------------
              TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $10,052,862)                              10,125,690
              -------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $19,845,620)                                        $  19,900,840+
              -------------------------------------------------------------------------------------  -------------


+ The cost of investments for federal tax purposes amounts to $19,845,620. The net unrealized appreciation of investments on a federal tax basis amounts to $55,220 which is comprised of $173,061 appreciation and $117,841 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($20,479,541) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $19,845,620)                      $  19,900,840
---------------------------------------------------------------------------------------------------
Cash                                                                                                       156,965
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          526,152
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           40,891
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       20,624,848
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Income distribution payable                                                              $   99,036
---------------------------------------------------------------------------------------
Accrued expenses                                                                             46,271
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     145,307
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 6,894,317 shares outstanding                                                          $  20,479,541
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  21,116,891
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                  55,220
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (621,973)
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                           (70,597)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  20,479,541
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
($20,479,541 / 6,894,317 shares outstanding)                                                         $        2.97
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Interest                                                                                               $  788,767
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
Management fee                                                                             $   82,538
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      13,725
-----------------------------------------------------------------------------------------
Custodian fees                                                                                 10,073
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       28,334
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       1,812
-----------------------------------------------------------------------------------------
Auditing fees                                                                                   8,482
-----------------------------------------------------------------------------------------
Legal fees                                                                                      5,600
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      42,446
-----------------------------------------------------------------------------------------
Distribution services fee                                                                      27,513
-----------------------------------------------------------------------------------------
Share registration costs                                                                       11,901
-----------------------------------------------------------------------------------------
Printing and postage                                                                           23,312
-----------------------------------------------------------------------------------------
Insurance premiums                                                                                750
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                   8,238
-----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                           264,724
-----------------------------------------------------------------------------------------
  Waiver of management fee                                                                    (59,358)
-----------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                    205,366
-----------------------------------------------------------------------------------------------------  ----------
               Net investment income                                                                      583,401
-----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           41,829
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                                       244,436
-----------------------------------------------------------------------------------------------------  ----------
     Net realized and unrealized gain on investments                                                      286,265
-----------------------------------------------------------------------------------------------------  ----------
          Change in net assets resulting from operations                                               $  869,666
-----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                          (UNAUDITED) OCTOBER       YEAR ENDED
                                                                                31, 1995          APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                        $      583,401       $    1,502,880
-----------------------------------------------------------------------
Net realized gain (loss) on investments                                              41,829             (572,264)
-----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                 244,436              443,090
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                                 869,666            1,373,706
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                           (583,401)          (1,502,880)
-----------------------------------------------------------------------
Distributions in excess of net investment income                                    (12,719)             (18,912)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from distributions to shareholders             (596,120)          (1,521,792)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      3,172,122           21,020,411
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                              451,527            1,341,339
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (6,862,161)         (41,150,317)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                      (3,238,512)         (18,788,567)
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                   (2,964,966)         (18,936,653)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              23,444,507           42,381,160
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                                $   20,479,541       $   23,444,507
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   SIX MONTHS
                                                                      ENDED                              PERIOD
                                                                   (UNAUDITED)        YEAR ENDED          ENDED
                                                                   OCTOBER 31,        APRIL 30,         APRIL 30,
                                                                      1995         1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                $    2.94    $    2.93  $    3.00   $    3.00
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------
  Net investment income                                                  0.08         0.15       0.17        0.00(d)
----------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 0.03         0.00(d)     (0.06)       0.00(d)
----------------------------------------------------------------  -------------  ---------  ---------  -----------
Total from investment operations                                         0.11         0.15       0.11        0.00(d)
----------------------------------------------------------------  -------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------
  Distributions from net investment income                              (0.08)       (0.14)     (0.17)      (0.00)(d)
----------------------------------------------------------------
  Distributions in excess of net investment income                       0.00(d)     (0.00 (d)        --         --
----------------------------------------------------------------
  Distributions from net realized gain on investments                      --        (0.00)     (0.01)      (0.00)(d)
----------------------------------------------------------------  -------------  ---------  ---------  -----------
Total distributions                                                     (0.08)       (0.14)     (0.18)      (0.00)(d)
----------------------------------------------------------------  -------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                      $    2.97    $    2.94  $    2.93   $    3.00
----------------------------------------------------------------  -------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                         3.82%        5.34%      3.72%       0.15%
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------
  Expenses                                                               1.87%*       1.38%      0.63%       3.03%*
----------------------------------------------------------------
  Net investment income                                                  5.30%*       4.80%      5.64%       3.89%*
----------------------------------------------------------------
  Expense waiver/reimbursement (c)                                       0.54%*       0.75%      1.42%       0.00%*
----------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------
  Net assets, end of period (000 omitted)                             $20,480      $23,445    $42,000      $2,000
----------------------------------------------------------------
  Portfolio turnover                                                      120%          84%       212%         36%
----------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from April 16, 1993 (commencement of operations) April 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Less than one cent per share.

(See Notes which are an integral part of the Financial Statements)



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND

(FORMERLY, BLANCHARD SHORT-TERM BOND FUND)
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION


Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Blanchard Short-Term Flexible Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.


(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


     At April 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $401,749, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.


     Additionally, net capital losses of $254,000 attributable to security transactions incurred after October 31, 1994 and treated as arising on May 1, 1995, the first day of the Fund's taxable year.


     As of April 30, 1995, the Fund had temporary book/tax differences primarily attributable to post-October loss deferrals and non-deductible expenses. The Fund had permanent book/tax differences primarily attributable to foreign currency losses. To reflect reclassifications arising from permanent book/tax differences for the year ended April 30, 1995, paid-in-capital was charged $187,618, accumulated realized loss-net was credited $38,144 and accumulated overdistributed investment income-net was credited $149,474.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period not to exceed five years from the Fund's commencement date.


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                             OCTOBER 31, 1995     APRIL 30, 1995
Shares sold                                                                       1,068,552            7,207,260
-------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                  152,029              460,620
-------------------------------------------------------------------------
Shares redeemed                                                                  (2,311,622)         (14,143,317)
-------------------------------------------------------------------------  --------------------  ----------------
     Net change resulting from share transactions                                (1,091,041)          (6,475,437)
-------------------------------------------------------------------------  --------------------  ----------------



(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES


MANAGEMENT FEE--Virtus Capital Management, Inc. the Fund's manager (the "Manager"), receives for its services an annual management fee equal to .75% of the Fund's average daily net assets.



Virtus Capital Management became the Fund's manager on July 13, 1995. Prior to July 13, 1995, Sheffield Management Company served as the Fund's manager and received for its services an annual management fee equal to .75% of the Fund's average daily net assets.

For the six months ended October 31, 1995, the managers earned fees as follows:

                                                                                     AMOUNT OF      AMOUNT OF
MANAGER                                                                             FEE EARNED      FEE WAIVED
Sheffield Management Company                                                         $  32,746      $   23,550
---------------------------------------------------------------------------------
Virtus Capital Management, Inc.                                                      $  49,792      $   35,808
---------------------------------------------------------------------------------



The Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Manager can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.



SUB-ADVISORY FEE--OFFITBANK provides the manager with sub-advisory services for which it receives a fee from the Manager equal to .25% of the Fund's average daily net assets. In addition, OFFITBANK may voluntarily choose to reduce its compensation.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .25% of the average daily net assets of the Fund's shares, annually, to reimburse FSC.


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


FSC became the Fund's distributor on July 13, 1995. Prior to July 13, 1995, Sheffield Investments, Inc. served as the Fund's distributor and was reimbursed from the net assets of the Fund to finance activities intended too result in the sale of the Fund's shares.


For the period ended October 31, 1995, the distributors earned fees as follows:

                                                                                                       AMOUNT OF
DISTRIBUTOR                                                                                           FEE EARNED
Sheffield Investments, Inc.                                                                            $  10,915
---------------------------------------------------------------------------------------------------  -------------
Federated Securities Corp.                                                                             $  16,598
---------------------------------------------------------------------------------------------------  -------------



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee.


For the period ended October 31, 1995, the transfer agent earned fees as follows:

                                                                                                       AMOUNT OF
TRANSFER AGENT                                                                                        FEE EARNED
United States Trust Company of New York                                                                $  25,716
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                             $   2,618
---------------------------------------------------------------------------------------------------  -------------



PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee.


For the period ended October 31, 1995, the portfolio accountants earned fees as follows:

                                                                                                       AMOUNT OF
PORTFOLIO ACCOUNTANT                                                                                  FEE EARNED
Mutual Funds Services Company                                                                          $  38,524
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                             $   3,922
---------------------------------------------------------------------------------------------------  -------------



CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee.


For the period ended October 31, 1995, the custodians earned fees as follows:

                                                                                                       AMOUNT OF
CUSTODIAN                                                                                             FEE EARNED
United States Trust Company of New York                                                                $   9,142
---------------------------------------------------------------------------------------------------  -------------
Signet Trust Company                                                                                   $     931
---------------------------------------------------------------------------------------------------  -------------



ORGANIZATIONAL EXPENSES--Organizational expenses of $77,143 were borne initially by the Manager. The Fund has agreed to reimburse the Manager for the organizational expenses during the five year period following the Fund's effective date. For the six months ended October 31, 1995, the Fund paid $7,790 pursuant to this agreement.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


(5) INVESTMENT TRANSACTIONS


Purchases and sales of investments, excluding short-term securities for the six months ended October 31, 1995, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  24,574,454
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  27,191,564
---------------------------------------------------------------------------------------------------  -------------



                       THIS PAGE INTENTIONALLY LEFT BLANK



Blanchard
Short-Term
Flexible Income
Fund*

*formerly Blanchard
Short-Term Bond Fund

Semi-Annual
Report
October 31, 1995

Managed by: Virtus Capital Management

Portfolio Advisers
OFFITBANK

Blanchard
Short-Term
Flexible Income
Fund

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.
Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CUSIP 093212405
G01485-04 (12/95)


President's Message

December 15, 1995

Dear Shareholder,

I'm pleased to present the Semi-Annual Report for your Blanchard 100% Treasury Money Market Fund for the six-month period ended October 31, 1995.

This report provides you with complete financial information on your Fund, including a list of investments included in the portfolio and the financial statements.

If you would like the most recent performance update, or have other questions, please call Investors' Services at 1-800-829-3863.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

     Sincerely,



     Edward C. Gonzales
     President

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.

BLANCHARD 100% TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
U.S. TREASURY SECURITIES--99.3%
-------------------------------------------------------------------------------------------------
$  80,228,000  United States Treasury Bills, 11/9/1995-2/15/1996                                   $   79,856,927
               ----------------------------------------------------------------------------------
   60,000,000  United States Treasury Notes, 4.625%-8.50%, 11/15/1995-2/15/1996                        59,998,336
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)                                               $  139,855,263+
               ----------------------------------------------------------------------------------  --------------


+ Also represents cost for federal tax purposes.

Note: The category of investments is shown as a percentage of net assets
      ($140,910,811) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD 100% TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                                             $  139,855,263
-------------------------------------------------------------------------------------------------
Cash                                                                                                        1,576
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       1,749,524
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     141,606,363
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                            $  509,409
-------------------------------------------------------------------------------------
Payable to Transfer Agent                                                                  58,777
-------------------------------------------------------------------------------------
Payable to Administrator                                                                   42,000
-------------------------------------------------------------------------------------
Accrued expenses                                                                           85,366
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    695,552
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 140,986,906 shares outstanding                                                      $  140,910,811
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$140,910,811 / 140,986,906 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD 100% TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  4,238,726
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Management fee                                                                           $   375,738
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     53,000
---------------------------------------------------------------------------------------
Custodian fees                                                                                19,985
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     205,297
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,600
---------------------------------------------------------------------------------------
Auditing fees                                                                                 41,014
---------------------------------------------------------------------------------------
Legal fees                                                                                     7,522
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     66,603
---------------------------------------------------------------------------------------
Share registration costs                                                                      13,181
---------------------------------------------------------------------------------------
Printing and postage                                                                          54,486
---------------------------------------------------------------------------------------
Insurance premiums                                                                            12,600
---------------------------------------------------------------------------------------
Miscellaneous                                                                                    672
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          854,698
---------------------------------------------------------------------------------------
Waiver of management fee                                                                    (165,325)
---------------------------------------------------------------------------------------  -----------
     Net expenses                                                                                          689,373
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                          3,549,353
----------------------------------------------------------------------------------------------------  ------------
Net realized gain on investments                                                                            12,078
----------------------------------------------------------------------------------------------------  ------------
     Change in net assets resulting from operations                                                   $  3,561,431
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD 100% TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                          (UNAUDITED) OCTOBER       YEAR ENDED
                                                                                31, 1995          APRIL 30, 1995

INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                       $      3,549,353      $    7,639,549
-----------------------------------------------------------------------
Net realized gain on investments                                                      12,078            --
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                                3,561,431           7,639,549
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                          (3,531,079)         (7,639,549)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      53,806,222         212,621,088
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             2,791,685           7,175,266
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (80,872,007)       (285,432,758)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                      (24,274,100)        (65,636,404)
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                   (24,243,748)        (65,636,404)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              165,154,559         230,790,963
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                               $    140,910,811      $  165,154,559
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD 100% TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     SIX MONTHS
                                                        ENDED
                                                     (UNAUDITED)
                                                     OCTOBER 31,                    YEAR ENDED APRIL 30,
                                                        1995          1995       1994       1993       1992       1991
NET ASSET VALUE, BEGINNING OF PERIOD                  $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                    0.02          0.04       0.03       0.03       0.04       0.07
-------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income                (0.02)        (0.04)     (0.03)     (0.03)     (0.04)     (0.07)
-------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                        $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)                                           2.40%         4.02%      2.76%      3.42%      4.60%      6.80%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                                 0.92%*        0.99%      0.41%      0.08%      0.86%      1.11%
-------------------------------------------------
  Net investment income                                    4.71%*        3.83%      2.80%      3.27%      4.52%      6.62%
-------------------------------------------------
  Expense waiver/reimbursement (b)                         0.22%*        0.08%      0.52%      0.84%      0.60%      0.12%
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)              $140,911      $165,155   $231,791   $164,974    $58,000    $38,000
-------------------------------------------------


  * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD 100% TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Blanchard 100% Treasury Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal
     Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

Transactions in shares were as follows:

                                                                                SIX MONTHS
                                                                                  ENDED             YEAR ENDED
                                                                             OCTOBER 31, 1995     APRIL 30, 1995
Shares sold                                                                       53,806,222         212,621,088
-------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                 2,791,685           7,175,266
-------------------------------------------------------------------------
Shares redeemed                                                                  (80,872,007)       (285,432,758)
-------------------------------------------------------------------------  --------------------  ----------------
     Net change resulting from share transactions                                (24,274,100)        (65,636,404)
-------------------------------------------------------------------------  --------------------  ----------------


At October 31, 1995, capital paid-in aggregated $140,986,906.

(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's Manager, receives for its services an annual management fee equal to .50% of the first $500 million of the Fund's average daily net assets, .475% of the Fund's average daily net assets in excess of $500 million but not exceeding $1 billion, plus
 .45% of the Fund's average daily net assets in excess of $1 billion. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Virtus Capital Management, Inc. became the Fund's manager on July 13, 1995. Prior to July 13, 1995, Sheffield Management Company served as the Fund's investment manager for which it received a fee.

For the six months ended October 31, 1995, the managers earned fees as follows:

                                                                                AMOUNT OF          AMOUNT OF
                                  MANAGERS                                     FEE EARNED       EXPENSES WAIVED
Sheffield Management Company                                                   $   149,070         $  65,591
----------------------------------------------------------------------------  -------------       ----------
Virtus Capital Management, Inc.                                                $   226,668         $  99,734
----------------------------------------------------------------------------  -------------       ----------


SUB-ADVISORY FEE--HSBC Asset Management Americas, Inc. provides the Manager with sub-advisory services for which it receives an fee equal to the greater of .10% of the Fund's average daily net assets or $50,000, annually, from the Manager. In addition, HSBC Asset Management Americas, Inc. may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee.

For the six months ended October 31, 1995, the transfer agents earned fees as follows:

                                                                                                       AMOUNT OF
                                          TRANSFER AGENT                                              FEE EARNED
United States Trust Company of New York                                                               $   186,329
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                            $    18,968
---------------------------------------------------------------------------------------------------  -------------


PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee.

For the six months ended October 31, 1995, the portfolio accountants earned fees as follows:

                                                                                                       AMOUNT OF
                                       PORTFOLIO ACCOUNTANT                                           FEE EARNED
Mutual Fund Services Company                                                                           $  60,449
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                             $   6,154
---------------------------------------------------------------------------------------------------  -------------


CUSTODIAN FEES--Signet Trust Company is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee.

For the six months ended October 31, 1995, the custodians earned fees as follows:

                                                                                                       AMOUNT OF
                                             CUSTODIAN                                                FEE EARNED
United States Trust Company of New York                                                                $  18,139
---------------------------------------------------------------------------------------------------  -------------
Signet Trust Company                                                                                   $   1,846
---------------------------------------------------------------------------------------------------  -------------


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Blanchard
100% Treasury
Money
Market Fund

Semi-Annual
Report
October 31, 1995

Managed by: Virtus Capital Management

Blanchard
100% Treasury
Money
Market Fund

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CUSIP 093215101
G01485-06 (12/95)



President's Message

December 15, 1995

Dear Shareholder,

I'm pleased to present the Semi-Annual Report for your Blanchard Worldwide Emerging Markets Fund for the six-month period ended October 31, 1995.

This report provides you with complete financial information on your Fund, including a list of investments included in the portfolio and the financial statements.

If you would like the most recent performance update, or have other questions, please call Investors' Services at 1-800-829-3863.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

     Sincerely,



     Edward C. Gonzales
     President


BLANCHARD WORLDWIDE EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
       SHARES                                                                                          DOLLARS
---------------------  ----------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--103.1%
---------------------------------------------------------------------------------------------------
                       ARGENTINA--3.0%
                       ----------------------------------------------------------------------------
                       CONSUMER GOODS & RELATED--1.0%
                       ----------------------------------------------------------------------------
                4,900  Quilmes Industrial SA                                                         $     86,240
                       ----------------------------------------------------------------------------  ------------
                       TELECOMMUNICATIONS--0.9%
                       ----------------------------------------------------------------------------
                2,000  Telecom Argentina S.A., ADR                                                         76,750
                       ----------------------------------------------------------------------------  ------------
                       UTILITIES & RELATED--1.1%
                       ----------------------------------------------------------------------------
               22,120  Compania Naviera Perez Companc SA, Class B                                          97,539
                       ----------------------------------------------------------------------------  ------------
                       TOTAL ARGENTINA                                                                    260,529
                       ----------------------------------------------------------------------------  ------------
                       BRAZIL--13.3%
                       ----------------------------------------------------------------------------
                       BASIC INDUSTRY--3.8%
                       ----------------------------------------------------------------------------
                9,920  Cia Acos Especiais Itabira-Acesita., ADR                                           144,810
                       ----------------------------------------------------------------------------
                4,100  Companhia Vale Do Rio Doce, ADR                                                    165,187
                       ----------------------------------------------------------------------------
            3,187,080  Cia Acos Especiais Itabira-Acesita., Pfd.                                           26,509
                       ----------------------------------------------------------------------------  ------------
                       Total                                                                              336,506
                       ----------------------------------------------------------------------------  ------------
                       CAPITAL GOODS--1.4%
                       ----------------------------------------------------------------------------
                9,487  Rhodia-Ster S.A., GDR                                                              124,289
                       ----------------------------------------------------------------------------  ------------
                       ENERGY RELATED--3.1%
                       ----------------------------------------------------------------------------
              573,000  Centrais Eletricas Brasileiras                                                     162,642
                       ----------------------------------------------------------------------------
                4,941  Companhia Energetica de Minas Gerais, ADR                                          106,856
                       ----------------------------------------------------------------------------  ------------
                       Total                                                                              269,498
                       ----------------------------------------------------------------------------  ------------
                       IRON/STEEL--0.9%
                       ----------------------------------------------------------------------------
                8,100  Usinas Uni Sd Mg., ADR                                                              76,638
                       ----------------------------------------------------------------------------  ------------
                       RETAIL--1.0%
                       ----------------------------------------------------------------------------
            9,000,000  Lojas Americanas S.A., Preference                                                   90,767
                       ----------------------------------------------------------------------------  ------------



BLANCHARD WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
       SHARES                                                                                          DOLLARS
---------------------  ----------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
                       BRAZIL--CONTINUED
                       ----------------------------------------------------------------------------
                       TELECOMMUNICATIONS--3.1%
                       ----------------------------------------------------------------------------
                6,720  Telecomunicacoes Brasileras, ADR                                              $    270,745
                       ----------------------------------------------------------------------------  ------------
                       TOTAL BRAZIL                                                                     1,168,443
                       ----------------------------------------------------------------------------  ------------
                       CHILE--3.0%
                       ----------------------------------------------------------------------------
                       BASIC INDUSTRY--1.0%
                       ----------------------------------------------------------------------------
               17,500  Antofagasta Holdings PLC                                                            84,387
                       ----------------------------------------------------------------------------  ------------
                       CAPITAL GOODS--1.0%
                       ----------------------------------------------------------------------------
                3,700  Madeco SA, ADR                                                                      92,038
                       ----------------------------------------------------------------------------  ------------
                       RETAIL--1.0%
                       ----------------------------------------------------------------------------
                3,700  Santa Isabel S.A., ADR                                                              83,713
                       ----------------------------------------------------------------------------  ------------
                       TOTAL CHILE                                                                        260,138
                       ----------------------------------------------------------------------------  ------------
                       CHINA--1.9%
                       ----------------------------------------------------------------------------
                       AUTOMOTIVE--0.6%
                       ----------------------------------------------------------------------------
              240,000  Qingling Motors Co., Class H                                                        52,459
                       ----------------------------------------------------------------------------  ------------
                       FINANCIAL SERVICES--1.3%
                       ----------------------------------------------------------------------------
              150,000  (a)China North Industries Investment Ltd.                                          112,500
                       ----------------------------------------------------------------------------  ------------
                       TOTAL CHINA                                                                        164,959
                       ----------------------------------------------------------------------------  ------------
                       COLOMBIA--2.1%
                       ----------------------------------------------------------------------------
                       BASIC INDUSTRY--1.3%
                       ----------------------------------------------------------------------------
                6,500  Cementos Diamante S.A., GDR                                                        113,750
                       ----------------------------------------------------------------------------  ------------
                       FINANCIAL SERVICES--0.8%
                       ----------------------------------------------------------------------------
                5,400  Banco Industrial Colombiano, ADR                                                    73,575
                       ----------------------------------------------------------------------------  ------------
                       TOTAL COLOMBIA                                                                     187,325
                       ----------------------------------------------------------------------------  ------------
                       ECUADOR--1.1%
                       ----------------------------------------------------------------------------
                       CONSTRUCTION--1.1%
                       ----------------------------------------------------------------------------
                  456  LA Cemento Nacional C.A., GDR                                                       95,760
                       ----------------------------------------------------------------------------  ------------



BLANCHARD WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
       SHARES                                                                                          DOLLARS
---------------------  ----------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
                       HONG KONG--0.9%
                       ----------------------------------------------------------------------------
                       ENGINEERING--0.9%
                       ----------------------------------------------------------------------------
               45,000  New World Infrastructure                                                      $     79,155
                       ----------------------------------------------------------------------------  ------------
                       MANUFACTURING--0.0%
                       ----------------------------------------------------------------------------
               40,000  (a)Star Paging International Holding, Ltd., Warrants                                   528
                       ----------------------------------------------------------------------------  ------------
                       TOTAL HONG KONG                                                                     79,683
                       ----------------------------------------------------------------------------  ------------
                       HUNGARY--2.2%
                       ----------------------------------------------------------------------------
                       BANKING--0.9%
                       ----------------------------------------------------------------------------
               10,000  OTP Bank, GDR                                                                       86,250
                       ----------------------------------------------------------------------------  ------------
                       CAPITAL GOODS--0.9%
                       ----------------------------------------------------------------------------
                  550  (a)Matav Rt                                                                         78,497
                       ----------------------------------------------------------------------------  ------------
                       CONSUMER GOODS & RELATED--0.3%
                       ----------------------------------------------------------------------------
                2,800  (a)Kekut Asvanyiz, GDR                                                              23,817
                       ----------------------------------------------------------------------------  ------------
                       FINANCIAL SERVICES--0.1%
                       ----------------------------------------------------------------------------
                3,100  (a)Konzum Ker ES Ipari                                                               9,079
                       ----------------------------------------------------------------------------  ------------
                       TOTAL HUNGARY                                                                      197,643
                       ----------------------------------------------------------------------------  ------------
                       INDIA--7.5%
                       ----------------------------------------------------------------------------
                       BASIC INDUSTRY--1.7%
                       ----------------------------------------------------------------------------
               35,000  Gujarat Ambuja, Conv. Bond, 3.50%, 6/30/1999                                        48,694
                       ----------------------------------------------------------------------------
                1,900  (a)Hindalco Industries Ltd., GDR                                                    59,660
                       ----------------------------------------------------------------------------
                1,650  United Phosphorous Ltd., GDR                                                        37,950
                       ----------------------------------------------------------------------------  ------------
                       Total                                                                              146,304
                       ----------------------------------------------------------------------------  ------------
                       CONSUMER--1.4%
                       ----------------------------------------------------------------------------
                4,800  (a)DCW, Ltd., GDR                                                                   28,800
                       ----------------------------------------------------------------------------
               10,000  (a)Dr. Reddy's Laboratories, GDR                                                    95,000
                       ----------------------------------------------------------------------------  ------------
                       Total                                                                              123,800
                       ----------------------------------------------------------------------------  ------------
                       INVESTMENT COMPANIES--4.4%
                       ----------------------------------------------------------------------------
                7,803  (a)IS Himalayan Fund N.V.                                                           99,878
                       ----------------------------------------------------------------------------



BLANCHARD WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
   SHARES                                                                                              DOLLARS
------------  -------------------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
              INDIA--CONTINUED
              -------------------------------------------------------------------------------------
              INVESTMENT COMPANIES--CONTINUED
              -------------------------------------------------------------------------------------
       1,180  (a)IS Himalayan Fund N.V., Warrants                                                    $        590
              -------------------------------------------------------------------------------------
      27,307  (a)Indian Opportunities Fund Ltd.                                                           288,093
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       388,561
              -------------------------------------------------------------------------------------  ------------
              TOTAL INDIA                                                                                 658,665
              -------------------------------------------------------------------------------------  ------------
              INDONESIA--5.0%
              -------------------------------------------------------------------------------------
              BANKING--2.7%
              -------------------------------------------------------------------------------------
     105,000  PT Bank Dagang Nasional                                                                      93,626
              -------------------------------------------------------------------------------------
      41,000  PT Bank International Indonesia                                                             143,527
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       237,153
              -------------------------------------------------------------------------------------  ------------
              CAPITAL GOODS--0.5%
              -------------------------------------------------------------------------------------
       1,500  (a)PT Indosat, ADR                                                                           49,688
              -------------------------------------------------------------------------------------  ------------
              CHEMICALS--0.4%
              -------------------------------------------------------------------------------------
      41,000  Keramika Indonesia Associates                                                                33,851
              -------------------------------------------------------------------------------------  ------------
              CONSUMER GOODS & RELATED--1.4%
              -------------------------------------------------------------------------------------
      68,000  PT Andayani Megah                                                                            58,388
              -------------------------------------------------------------------------------------
      39,000  PT Concord Benefit Textile                                                                   11,162
              -------------------------------------------------------------------------------------
      84,000  PT Gadjah Tunggal                                                                            53,633
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       123,183
              -------------------------------------------------------------------------------------  ------------
              TOTAL INDONESIA                                                                             443,875
              -------------------------------------------------------------------------------------  ------------
              ISRAEL--0.4%
              -------------------------------------------------------------------------------------
              FINANCIAL SERVICES--0.1%
              -------------------------------------------------------------------------------------
       2,200  (a)Ampal-American Israel Corp., Class A                                                      12,375
              -------------------------------------------------------------------------------------  ------------
              INVESTMENT COMPANIES--0.3%
              -------------------------------------------------------------------------------------
       2,300  First Israel Fund, Inc.                                                                      25,300
              -------------------------------------------------------------------------------------  ------------
              TOTAL ISRAEL                                                                                 37,675
              -------------------------------------------------------------------------------------  ------------



BLANCHARD WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
   SHARES                                                                                              DOLLARS
------------  -------------------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
              KOREA--6.4%
              -------------------------------------------------------------------------------------
              BASIC INDUSTRY--0.7%
              -------------------------------------------------------------------------------------
       8,000  Kumho Construction & Engineering Co., Pfd.                                             $     64,824
              -------------------------------------------------------------------------------------  ------------
              CAPITAL GOODS--1.5%
              -------------------------------------------------------------------------------------
       4,944  (a)Anam Industrial Co., Ltd., Pfd.                                                           75,599
              -------------------------------------------------------------------------------------
       6,000  (a)Daewoo Heavy Industries, Pfd.                                                             54,578
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       130,177
              -------------------------------------------------------------------------------------  ------------
              CONSUMER GOODS & RELATED--0.0%
              -------------------------------------------------------------------------------------
           2  (a)Samsung Electronics Co., Pfd.                                                                243
              -------------------------------------------------------------------------------------  ------------
              TRANSPORTATION--0.4%
              -------------------------------------------------------------------------------------
       1,342  (a)Dong Bang Forwarding Co.                                                                  39,463
              -------------------------------------------------------------------------------------  ------------
              UTILITIES & RELATED--3.8%
              -------------------------------------------------------------------------------------
       6,000  (a)Korea Electric Power Corp.                                                               247,010
              -------------------------------------------------------------------------------------
       2,239  (a)Yukong Ltd.                                                                               84,275
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       331,285
              -------------------------------------------------------------------------------------  ------------
              TOTAL KOREA                                                                                 565,992
              -------------------------------------------------------------------------------------  ------------
              LUXEMBOURG--1.9%
              -------------------------------------------------------------------------------------
              INDUSTRIAL--1.9%
              -------------------------------------------------------------------------------------
     180,000  Siam Sindhorn, Conv. Bond, Series WW, 2.00%, 7/31/2000                                      169,650
              -------------------------------------------------------------------------------------  ------------
              MALAYSIA--12.7%
              -------------------------------------------------------------------------------------
              BASIC INDUSTRY--0.8%
              -------------------------------------------------------------------------------------
      42,400  Aokam Perdana Bhd                                                                            71,084
              -------------------------------------------------------------------------------------  ------------
              CONSUMER GOODS & RELATED--1.0%
              -------------------------------------------------------------------------------------
      11,000  Edaran Otomobil Nasional                                                                     86,580
              -------------------------------------------------------------------------------------  ------------
              ENGINEERING--2.9%
              -------------------------------------------------------------------------------------
      22,000  United Engineers Ltd.                                                                       136,797
              -------------------------------------------------------------------------------------
      22,000  YTL Corp., Bhd                                                                              119,481
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       256,278
              -------------------------------------------------------------------------------------  ------------



BLANCHARD WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
   SHARES                                                                                              DOLLARS
------------  -------------------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
              MALAYSIA--CONTINUED
              -------------------------------------------------------------------------------------
              FINANCIAL SERVICES--6.1%
              -------------------------------------------------------------------------------------
      31,000  Commerce Asset Holdings Bhd                                                            $    153,719
              -------------------------------------------------------------------------------------
      55,000  Renong Berhad                                                                                83,983
              -------------------------------------------------------------------------------------
      82,000  (a)Technology Resources Industries Bhd                                                      208,146
              -------------------------------------------------------------------------------------
      25,000  Westmont Berhad                                                                              86,580
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       532,428
              -------------------------------------------------------------------------------------  ------------
              RETAIL--1.9%
              -------------------------------------------------------------------------------------
     133,000  LARUT Consolidated Berhad                                                                   170,634
              -------------------------------------------------------------------------------------  ------------
              TOTAL MALAYSIA                                                                            1,117,004
              -------------------------------------------------------------------------------------  ------------
              MEXICO--5.6%
              -------------------------------------------------------------------------------------
              AUTO PARTS--1.7%
              -------------------------------------------------------------------------------------
      30,000  Corporacion Industrial Sanluis, S.A. de C.V.                                                141,053
              -------------------------------------------------------------------------------------  ------------
              BUILDING MATERIALS--0.9%
              -------------------------------------------------------------------------------------
      21,200  Apasco SA de CV                                                                              77,659
              -------------------------------------------------------------------------------------  ------------
              ENGINEERING--1.0%
              -------------------------------------------------------------------------------------
       9,500  Empresas ICA Sociedad Controladora S.A., ADR                                                 91,438
              -------------------------------------------------------------------------------------  ------------
              FINANCIAL SERVICES--1.1%
              -------------------------------------------------------------------------------------
       9,400  Grupo Carso SA de CV, ADR                                                                    99,264
              -------------------------------------------------------------------------------------  ------------
              FOREST PRODUCTS--0.9%
              -------------------------------------------------------------------------------------
      10,000  (a)Grupo Industrial Durango SA de CV, ADR                                                    80,000
              -------------------------------------------------------------------------------------  ------------
              TOTAL MEXICO                                                                                489,414
              -------------------------------------------------------------------------------------  ------------
              NETHERLANDS--2.2%
              -------------------------------------------------------------------------------------
              HOME APPLIANCES--2.2%
              -------------------------------------------------------------------------------------
       6,000  Ceteco Holdings NV, ADR                                                                     195,553
              -------------------------------------------------------------------------------------  ------------
              PERU--3.8%
              -------------------------------------------------------------------------------------
              BUILDING MATERIALS--0.9%
              -------------------------------------------------------------------------------------
       5,380  Cementos Lima S.A.                                                                           79,846
              -------------------------------------------------------------------------------------  ------------



BLANCHARD WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
   SHARES                                                                                              DOLLARS
------------  -------------------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
              PERU--CONTINUED
              -------------------------------------------------------------------------------------
              REAL ESTATE--2.0%
              -------------------------------------------------------------------------------------
     345,000  (a)Peru Real Estate S.A.                                                               $    179,400
              -------------------------------------------------------------------------------------  ------------
              TELECOMMUNICATIONS--0.9%
              -------------------------------------------------------------------------------------
      43,874  CPT Telefonica Del Peru, Class B                                                             78,346
              -------------------------------------------------------------------------------------  ------------
              TOTAL PERU                                                                                  337,592
              -------------------------------------------------------------------------------------  ------------
              POLAND--5.6%
              -------------------------------------------------------------------------------------
              CAPITAL GOODS--1.6%
              -------------------------------------------------------------------------------------
       3,000  (a)Bydgoska Fabryka Kabli S.A.                                                               42,682
              -------------------------------------------------------------------------------------
       4,000  (a)Debica S.A.                                                                               55,279
              -------------------------------------------------------------------------------------
      11,500  (a)Polifarb-Cieszyn SA                                                                       42,428
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       140,389
              -------------------------------------------------------------------------------------  ------------
              CONSUMER GOODS & RELATED--1.6%
              -------------------------------------------------------------------------------------
       1,400  (a)Huta Szkla Gospodarczego Irena                                                            16,837
              -------------------------------------------------------------------------------------
      18,550  (a)Mostostal Export                                                                          43,482
              -------------------------------------------------------------------------------------
       1,019  Zyweic Powowarskiew PLZ                                                                      81,005
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       141,324
              -------------------------------------------------------------------------------------  ------------
              FINANCIAL SERVICES--2.4%
              -------------------------------------------------------------------------------------
       7,200  Bank Rozwoju Eksportu S.A.                                                                  112,124
              -------------------------------------------------------------------------------------
         895  Bank Slaski S.A.                                                                             48,526
              -------------------------------------------------------------------------------------
      15,760  Elektrim Towarzystwo Handlowe S.A.                                                           52,683
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       213,333
              -------------------------------------------------------------------------------------  ------------
              TOTAL POLAND                                                                                495,046
              -------------------------------------------------------------------------------------  ------------
              RUSSIA--0.8%
              -------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--0.8%
              -------------------------------------------------------------------------------------
      11,000  (a)Petersburg Long Distance, Inc.                                                            68,750
              -------------------------------------------------------------------------------------  ------------



BLANCHARD WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
   SHARES                                                                                              DOLLARS
------------  -------------------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
              SLOVENIA--0.7%
              -------------------------------------------------------------------------------------
              BANKING--0.7%
              -------------------------------------------------------------------------------------
         210  Slovenia Kredit Bank                                                                   $     63,613
              -------------------------------------------------------------------------------------  ------------
              SOUTH AFRICA--8.8%
              -------------------------------------------------------------------------------------
              BASIC INDUSTRY--1.0%
              -------------------------------------------------------------------------------------
      10,000  Sasol Ltd.                                                                                   86,365
              -------------------------------------------------------------------------------------  ------------
              CHEMICALS--0.0%
              -------------------------------------------------------------------------------------
       1,500  (a)Polifin Ltd.                                                                               3,228
              -------------------------------------------------------------------------------------  ------------
              COMMERCIAL SERVICES--0.7%
              -------------------------------------------------------------------------------------
       5,300  (a)Imperial Holdings Ltd.                                                                    57,399
              -------------------------------------------------------------------------------------  ------------
              CONSUMER GOODS & RELATED--1.9%
              -------------------------------------------------------------------------------------
      17,242  (a)JD Group, Ltd.                                                                            85,092
              -------------------------------------------------------------------------------------
       2,500  South African Breweries, Ltd.                                                                82,081
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       167,173
              -------------------------------------------------------------------------------------  ------------
              FINANCIAL SERVICES--1.8%
              -------------------------------------------------------------------------------------
       9,000  Barlow Limited                                                                              115,976
              -------------------------------------------------------------------------------------
       7,000  (a)Malbak Limited                                                                            46,541
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       162,517
              -------------------------------------------------------------------------------------  ------------
              METALS & MINING--0.6%
              -------------------------------------------------------------------------------------
       5,500  Free State Consolidated Gold Mines Ltd.                                                      51,271
              -------------------------------------------------------------------------------------  ------------
              INDUSTRIAL--0.6%
              -------------------------------------------------------------------------------------
       1,000  Anglo American Industrial Corp., Ltd.                                                        50,448
              -------------------------------------------------------------------------------------  ------------
              PHARMACEUTICALS--0.5%
              -------------------------------------------------------------------------------------
       5,500  South African Druggists Ltd.                                                                 45,616
              -------------------------------------------------------------------------------------  ------------
              RETAIL--1.7%
              -------------------------------------------------------------------------------------
      42,000  (a)Metro Cash and Carry Ltd.                                                                149,700
              -------------------------------------------------------------------------------------  ------------
              TOTAL SOUTH AFRICA                                                                          773,717
              -------------------------------------------------------------------------------------  ------------



BLANCHARD WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
   SHARES                                                                                              DOLLARS
------------  -------------------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
              TAIWAN--4.4%
              -------------------------------------------------------------------------------------
              BASIC INDUSTRY--0.1%
              -------------------------------------------------------------------------------------
       1,700  (a)Tuntex Distinct Corp., GDR                                                          $      9,563
              -------------------------------------------------------------------------------------  ------------
              INVESTMENT COMPANY--4.3%
              -------------------------------------------------------------------------------------
      47,500  (a)Taiwan Opportunities Fund Ltd.                                                           377,150
              -------------------------------------------------------------------------------------  ------------
              TOTAL TAIWAN                                                                                386,713
              -------------------------------------------------------------------------------------  ------------
              THAILAND--6.4%
              -------------------------------------------------------------------------------------
              CAPITAL GOODS--2.1%
              -------------------------------------------------------------------------------------
      12,000  (a)Hana Microelectronics Co., Ltd.                                                           46,732
              -------------------------------------------------------------------------------------
      20,000  TPI Polene Co., Ltd.                                                                        135,108
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       181,840
              -------------------------------------------------------------------------------------  ------------
              FINANCIAL SERVICES--2.7%
              -------------------------------------------------------------------------------------
      21,000  Krung Thai Bank PLC                                                                          83,449
              -------------------------------------------------------------------------------------
      31,500  MDX Co., Ltd.--Foreign                                                                       57,267
              -------------------------------------------------------------------------------------
      22,000  Siam City Credit Finance & Securities Co., Ltd.                                              94,417
              -------------------------------------------------------------------------------------  ------------
              Total                                                                                       235,133
              -------------------------------------------------------------------------------------  ------------
              TRANSPORTATION--1.6%
              -------------------------------------------------------------------------------------
      24,000  Precious Shipping, Ltd.                                                                     144,010
              -------------------------------------------------------------------------------------  ------------
              TOTAL THAILAND                                                                              560,983
              -------------------------------------------------------------------------------------  ------------
              TURKEY--2.5%
              -------------------------------------------------------------------------------------
              CONSUMER GOODS & RELATED--1.3%
              -------------------------------------------------------------------------------------
     102,000  Migros Turk                                                                                 117,253
              -------------------------------------------------------------------------------------  ------------
              IRON/STEEL--1.2%
              -------------------------------------------------------------------------------------
     860,000  Eregli Demir Ve Celik Fabrikalari T.A.S.                                                    102,211
              -------------------------------------------------------------------------------------  ------------
              TOTAL TURKEY                                                                                219,464
              -------------------------------------------------------------------------------------  ------------



BLANCHARD WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                       IN U.S.
   SHARES                                                                                              DOLLARS
------------  -------------------------------------------------------------------------------------  ------------
EMERGING MARKETS SECURITIES--CONTINUED
---------------------------------------------------------------------------------------------------
              URUGUAY--0.9%
              -------------------------------------------------------------------------------------
              FINANCIAL SERVICES--0.9%
              -------------------------------------------------------------------------------------
       4,700  Banco Comerical S.A., GDR                                                              $     79,900
              -------------------------------------------------------------------------------------  ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $10,486,574)(B)                                     $  9,078,086
              -------------------------------------------------------------------------------------  ------------


(a) Non-income producing.

(b) The cost of investments for federal tax purposes amounts to $10,486,574. The net unrealized depreciation of investments on a federal tax basis amounts to $1,408,488 which is comprised of $1,908,171 depreciation and $499,683 appreciation at October 31, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipts
PLC--Public Limited Company

Note: The categories of investments are shown as a percentage of net assets
      ($8,806,402) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD WORLDWIDE EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $10,486,574)                      $   9,078,086
---------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (at cost, $50,468)                                                   51,088
---------------------------------------------------------------------------------------------------
Income receivable                                                                                           13,114
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            536,049
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          106,858
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                        9,785,195
 ---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        $  142,190
---------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 191,706
---------------------------------------------------------------------------------------
Payable to Bank                                                                             563,741
---------------------------------------------------------------------------------------
Payable for taxes withheld                                                                    3,719
---------------------------------------------------------------------------------------
Accrued expenses                                                                             77,437
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     978,793
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 1,458,991 shares outstanding                                                          $   8,806,402
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  13,389,265
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                (1,409,107)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                          (2,874,907)
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                          (298,849)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $   8,806,402
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$8,806,402 / 1,458,991 shares outstanding                                                                    $6.04
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD WORLDWIDE EMERGING MARKETS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $48,435)                                                   $    17,274
-----------------------------------------------------------------------------------------------------
Interest                                                                                                     1,794
-----------------------------------------------------------------------------------------------------  -----------
     Total income                                                                                           19,068
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $   70,426
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      16,000
-----------------------------------------------------------------------------------------
Custodian fees                                                                                 43,690
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       17,944
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       2,722
-----------------------------------------------------------------------------------------
Auditing fees                                                                                   8,599
-----------------------------------------------------------------------------------------
Legal fees                                                                                     12,983
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      48,402
-----------------------------------------------------------------------------------------
Distribution services fee                                                                      28,254
-----------------------------------------------------------------------------------------
Share registration costs                                                                        6,881
-----------------------------------------------------------------------------------------
Printing and postage                                                                           13,949
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                   3,248
-----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                           273,098
-----------------------------------------------------------------------------------------
Deduct--Waiver of investment advisory fee                                                     (70,426)
-----------------------------------------------------------------------------------------  ----------
     Net expenses                                                                                          202,672
-----------------------------------------------------------------------------------------------------  -----------
          Net operating loss                                                                              (183,604)
-----------------------------------------------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                                        (322,535)
-----------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments and translation of assets and liabilities in
foreign currency                                                                                           (16,063)
-----------------------------------------------------------------------------------------------------  -----------
     Net realized and unrealized loss on investments and foreign currency                                 (338,598)
-----------------------------------------------------------------------------------------------------  -----------
          Change in net assets resulting from operations                                               $  (522,202)
-----------------------------------------------------------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD WORLDWIDE EMERGING MARKETS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                          (UNAUDITED) OCTOBER       YEAR ENDED
                                                                                31, 1995          APRIL 30, 1995

INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net operating loss                                                           $     (183,604)      $     (206,700)
-----------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($(322,535) and $0, respectively, as computed for federal
tax purposes)                                                                      (322,535)          (2,459,682)
-----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and
translation of assets and liabilities in foreign currency                           (16,063)          (1,382,453)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                                (522,202)          (4,048,835)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      2,146,085           21,445,228
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             --                   --
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (4,955,533)         (13,300,910)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                      (2,809,448)           8,144,318
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                   (3,331,650)           4,095,483
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              12,138,052            8,042,569
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                                $    8,806,402       $   12,138,052
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

BLANCHARD WORLDWIDE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)          YEAR ENDED
                                                                                  OCTOBER 31,          APRIL 30,
                                                                                     1995          1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                            $       6.40     $    7.98  $     8.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income (loss)                                                         (0.14)        (0.11)     --
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency          (0.22)        (1.47)      (0.02)
------------------------------------------------------------------------------        ------     ---------  -----------
  Total from investment operations                                                     (0.36)        (1.58)      (0.02)
------------------------------------------------------------------------------        ------     ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
  Distributions from net investment income                                           --             --          --
------------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency
  transactions                                                                       --             --          --
------------------------------------------------------------------------------        ------     ---------  -----------
  Total distributions                                                                --             --          --
------------------------------------------------------------------------------        ------     ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                  $       6.04     $    6.40  $     7.98
------------------------------------------------------------------------------        ------     ---------  -----------
TOTAL RETURN (B)                                                                       (5.63%)      (19.80%)      (0.25%)
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              3.59%*      3.59%       3.07%*
------------------------------------------------------------------------------
  Net investment income (loss)                                                         (3.25%)*    (1.44%)     (0.10%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      1.25%*      0.63%       1.35%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $8,806     $12,138      $8,043
------------------------------------------------------------------------------
  Portfolio turnover                                                                      42%        132%          0%
------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from March 1, 1994 (date of initial public investment) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD WORLDWIDE EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios, one diversified and nine non-diversified. The financial statements included herein are only those of Blanchard Worldwide Emerging Markets Fund (the "Fund") a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at the prices provided by an independent pricing service. Investments in other open end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     Net capital losses of $2,474,894 and $144,048 attributable to security transactions and foreign currency losses incurred after October 31, 1994 are treated as arising on the first day of the Fund's current taxable year. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                          OCTOBER 31, 1995       APRIL 30, 1995
Shares sold                                                                      332,777             2,641,403
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                     0                     0
---------------------------------------------------------------------
Shares redeemed                                                                 (768,967)           (1,754,090)
---------------------------------------------------------------------         ----------        ----------------
     Net change resulting from share transactions                               (436,190)              887,313
---------------------------------------------------------------------         ----------        ----------------



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Virtus Capital Management Inc., the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.25 of 1% of the Fund's average daily net assets.

Virtus Capital Management Inc. became the Fund's investment adviser on July 12, 1995. Prior to July 12, 1995, Sheffield Management Company served as the Fund's investment adviser and received for its services an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets.

For the period ended October 31, 1995, the advisers earned fees as follows:

                                                                                      AMOUNT OF      AMOUNT OF
                                   ADVISER NAME                                      FEE EARNED      FEE WAIVED
Sheffield Management Company                                                          $  28,045      $   28,045
----------------------------------------------------------------------------------
Virtus Capital Management                                                                42,381          42,381
----------------------------------------------------------------------------------


The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Martin Currie, Inc. (Equities Sector), Martin Currie Inc. receives an annual fee from the Adviser equal to .50 of 1% of the first $150 million of the equity sector's average daily net assets and .40 of 1% of the sector's average daily net assets in excess of $150 million. Under the terms of a sub-advisory agreement between the adviser and OFFITBANK (Fixed Income Sector), OFFITBANK receives an annual fee from the Adviser equal to .45 of 1% of the first $150 million of the fixed income sector's average daily net assets and .35 of 1% of the sector's average daily net assets in excess of $150 million. In addition, Martin Currie Inc. and Offitbank may voluntarily choose to reduce their compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Fund for the period.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .50 of 1% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995, Sheffield Investments, Inc. served as the Fund's principal distributor and received for its services an annual distributon fee equal to .50 of 1% of the Fund's average daily net assets.

For the period ended October 31, 1995, the distributor earned fees as follows:

                                                                                      AMOUNT OF         AMOUNT OF
                                 DISTRIBUTOR NAME                                    FEE EARNED        FEE WAIVED
Sheffield Investments, Inc.                                                           $  12,087         $       0
----------------------------------------------------------------------------------
Federated Securities Corp.                                                               16,167                 0
----------------------------------------------------------------------------------


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders. FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $145,001 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended October 31, 1995, the Fund paid $12,972 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
October 31, 1995, were as follows:

----------------------------------------------------------------------------------------------------
PURCHASES                                                                                             $  4,441,122
----------------------------------------------------------------------------------------------------  ------------
SALES                                                                                                 $  6,772,937
----------------------------------------------------------------------------------------------------  ------------


Blanchard
Worldwide
Emerging
Markets Fund

Semi-Annual
Report
October 31, 1995

Managed by: Virtus Capital Management

Portfolio Advisers
Martin Currie, Inc.
Equity Securities

OFFITBANK
Fixed Income Securities

Blanchard
Worldwide
Emerging
Markets Fund

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CUSIP 093212702